UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22027

                                         FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                             Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

3000 Atrium Way, Suite 293

                         Mt. Laurel, NJ 08054

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 87.8%
Belgium — 2.0%
Anheuser-Busch InBev NV, SP ADR	2,150	$278,296

Brazil — 44.8%
AMBEV SA, SP ADR	58,200	336,396
Banco do Brasil SA	22,500	146,419
BB Seguridade Participacoes SA	43,300	404,368
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	55,900	328,600
BRF SA, ADR	9,100	151,788
CCR SA	37,700	217,080
CETIP SA - Mercados Organizados	17,500	234,780
Cosan SA Industria e Comercio	13,700	144,293
CPFL Energia SA	29,214	205,431
Embraer SA, ADR	3,250	59,378
Hypermarcas SA	25,200	214,896
Itau Unibanco Holding SA, ADR	116,600	1,218,470
JBS SA	13,400	45,047
Kroton Educacional SA	37,500	168,856
Linx SA	29,100	166,842
Localiza Rent a Car SA	8,800	108,860
Lojas Renner SA	45,500	382,114
Multiplan Empreendimentos Imobiliarios SA	3,700	72,108
Petroleo Brasileiro SA, SP ADR*	102,800	749,412
Porto Seguro SA	2,500	21,905
Ultrapar Participacoes SA	14,900	340,057
Vale SA, SP ADR	94,300	434,723

	Number of Shares	Value

COMMON STOCKS — (Continued)
Brazil — (Continued)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,673	$167,818

		6,319,641

Chile — 6.4%
Colbun SA	1,166,000	286,562
Empresas COPEC SA	11,800	107,068
Parque Arauco SA	80,339	177,945
SACI Falabella	17,800	131,056
Vina Concha Y Toro SA	117,500	200,198

		902,829

Colombia — 1.3%
Grupo Argos SA	8,200	49,521
Grupo De Inversiones Suramericana SA	10,100	126,398

		175,919

Mexico — 30.6%
America Movil SAB de CV, SP ADR, Class L	25,400	292,862
Banregio Grupo Financiero SAB de CV	55,300	316,257
Cemex SAB de CV, SP ADR*	18,390	140,684
Concentradora Fibra Danhos SA de CV, REIT	125,450	227,683
Fomento Economico Mexicano SAB de CV, SP ADR	8,100	724,950
Gruma SAB de CV, Class B	9,900	142,528

See accompanying Notes to the Quarterly Portfolio of Investments.

1

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — (Continued)
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,800	$138,908
Grupo Aeroportuario Del Sureste SAB de CV, Class B	24,400	375,422
Grupo Financiero Banorte SAB de CV, Class O	86,600	474,337
Grupo Televisa SA, SP ADR	6,000	159,420
Infraestructura Energetica Nova SAB de CV	64,500	260,305
PLA Administradora Industrial S de RL de CV REIT	91,600	151,738
Promotora Y Operadora de Infraestructura SAB de CV	20,800	243,044
Rassini SAB de CV	74,100	355,640
Wal-Mart de Mexico SAB de CV	138,000	315,008

		4,318,786

Peru — 2.7%
Credicorp Ltd.	2,400	384,792

TOTAL COMMON STOCKS (Cost $12,234,608)		12,380,263

PREFERRED STOCKS — 9.3%
Brazil — 8.4%
Cia Energetica de Minas Gerais	31,000	87,003
Cia Energetica de Sao Paulo, Class B	35,600	152,396
Gerdau SA	37,200	89,145

	Number of Shares	Value

PREFERRED STOCKS — (Continued)
Brazil — (Continued)
Itausa - Investimentos Itau SA	315,700	$817,876
Suzano Papel e Celulose SA	12,400	37,861

		1,184,281

Colombia — 0.9%
Banco Davivienda SA	11,300	99,823
Grupo Aval Acciones Y Valores SA	97,500	37,476

		137,299

TOTAL PREFERRED STOCKS (Cost $1,286,612)		1,321,580

REGISTERED INVESTMENT COMPANY — 3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%(a)	519,509	519,509

TOTAL REGISTERED INVESTMENT COMPANY (Cost $519,509)		519,509

TOTAL INVESTMENTS - 100.8% (Cost $14,040,729)**		14,221,352
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%		(118,370)

NET ASSETS - 100.0%		$14,102,982

See accompanying Notes to the Quarterly Portfolio of Investments.

2

BRADESCO LATIN AMERICAN EQUITY FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$14,040,729

Gross unrealized appreciation	$1,175,489
Gross unrealized depreciation	(994,866)

Net unrealized appreciation	$180,623

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2016.

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 78.7%
Austria — 0.0%
Oas Investments GmbH 8.25%, 10/19/2019(a)(b)	$200,000	$4,500

Brazil — 30.1%
Banco do Brasil SA 5.88%, 01/19/2023	700,000	696,500
Banco Santander Brasil SA 4.63%, 02/13/2017	200,000	202,700
BM&FBovespa SA 5.50%, 07/16/2020	1,500,000	1,590,750
Caixa Economica Federal 4.50%, 10/03/2018	500,000	505,500
Embraer SA 5.15%, 06/15/2022	500,000	519,375
Itau Unibanco Holding SA 5.75%, 01/22/2021	200,000	209,000
Itau Unibanco Holding SA 5.65%, 03/19/2022	300,000	310,500
Itau Unibanco Holding SA 5.50%, 08/06/2022	200,000	204,900
Votorantim Cimentos SA 7.25%, 04/05/2041	400,000	385,000

		4,624,225

Cayman Islands — 18.0%
BFF International Ltd. 7.25%, 01/28/2020	500,000	551,250
BR Malls International Finance Ltd. 8.50%, 01/29/2049(b)(c)	400,000	396,000
Braskem Finance Ltd. 7.00%, 05/07/2020	250,000	268,125
Cosan Overseas Ltd. 8.25%, 11/29/2049(b)(c)	600,000	594,000

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Cayman Islands — (Continued)
Vale Overseas Ltd. 6.88%, 11/10/2039	$500,000	$473,275
Vale Overseas Ltd. 4.38%, 01/11/2022	500,000	485,625

		2,768,275

Chile — 1.4%
Corpbanca SA 3.88%, 09/22/2019	200,000	209,051

Colombia — 2.9%
Bancolombia SA 5.95%, 06/03/2021	400,000	438,000

Luxembourg — 6.7%
Cosan Luxembourg SA 7.00%, 01/20/2027(b)	400,000	405,500
Klabin Finance SA 5.25%, 07/16/2024	360,000	358,956
Minerva Luxembourg SA 7.75%, 01/31/2023(b)	250,000	263,750

		1,028,206

Mexico — 11.9%
Alfa SAB de CV 5.25%, 03/25/2024(b)	500,000	541,250
America Movil SAB de CV 5.00%, 03/30/2020	300,000	334,108
Cemex SAB de CV 5.88%, 03/25/2019(b)	500,000	514,319
Grupo Bimbo SAB de CV 4.50%, 01/25/2022	400,000	436,521

		1,826,198

Netherlands — 4.4%
Cimpor Financial Operations BV 5.75%, 07/17/2024(b)	200,000	163,000

See accompanying Notes to the Quarterly Portfolio of Investments.

4

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Netherlands — (Continued)
Petrobras Global Finance BV 8.75%, 05/23/2026	$500,000	$519,850

		682,850

Virgin Islands — 3.3%
Gerdau Trade, Inc. 5.75%, 01/30/2021	500,000	503,600

TOTAL CORPORATE BONDS AND NOTES (Cost $12,136,900)		12,084,905

GOVERNMENT BONDS — 9.2%
Brazilian Government International Bond 5.88%, 01/15/2019	300,000	327,750

Brazilian Government International Bond 2.63%, 01/05/2023	800,000	737,200

Brazilian Government International Bond 7.13%, 01/20/2037	300,000	346,800

TOTAL GOVERNMENT BONDS (Cost $1,283,943)		1,411,750

	Number of Shares	Value

REGISTERED INVESTMENT COMPANY — 11.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%(d)	1,698,316	$1,698,316

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,698,316)		1,698,316

	Contracts

OPTIONS PURCHASED — 0.0%
Put Options — 0.0%
10-Year US Treasury Note Futures Expires 08/26/2016 Strike Price $132	29	8,609

TOTAL OPTIONS PURCHASED (Cost $14,047)		8,609

TOTAL INVESTMENTS - 99.0% (Cost $15,133,206)*		15,203,580
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		147,007

NET ASSETS - 100.0%		$15,350,587

See accompanying Notes to the Quarterly Portfolio of Investments.

5

BRADESCO LATIN AMERICAN HARD CURRENCY BOND FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

*	The cost and unrealized appreciation and unrealized depreciation in the value by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$15,133,206

Gross unrealized appreciation	$383,476
Gross unrealized depreciation	(313,102)

Net unrealized appreciation	$70,374

(a)	Investment with a total aggregate value of $4,500 or 0.03% of net assets was in default as of July 31, 2016.
(b)	This security is callable.
(c)	Security is perpetual. Date shown is next call date.
(d)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2016.

See accompanying Notes to the Quarterly Portfolio of Investments.

6

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — Bradesco Latin American Equity Fund and Bradesco Latin American Hard Currency Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the FundVantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

7

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

8

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2016, in valuing each Fund’s investments carried at fair value:

	Bradesco Latin American Equity Fund
	Total Value at 07/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$12,380,263	$12,380,263	$—	$—
Preferred Stocks	1,321,580	1,321,580	—	—
Registered Investment Company	519,509	519,509	—	—

Total Assets	$14,221,352	$14,221,352	$—	$—

	Bradesco Latin American Hard Currency Bond Fund
	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Corporate Bonds and Notes	$12,084,905	$—	$12,084,905	$—
Government Bonds	1,411,750	—	1,411,750	—
Purchased Options on Interest Rate Contracts	8,609	8,609	—	—
Registered Investment Company	1,698,316	1,698,316	—	—

Total Assets	$15,203,580	$1,706,925	$13,496,655	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

9

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

Futures Contracts — The Funds may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Funds must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Funds agree to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of short futures contracts subjects the Funds to unlimited risk of loss.

10

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

For the period ended July 31, 2016, the Bradesco Latin American Hard Currency Bond Fund’s average volume of derivatives was as follows:

Purchased Options (Cost)
$7,024

Currency Risk — Each Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which each Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect each Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for each Fund is determined on the basis of U.S. dollars, each Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of each Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of each Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

11

BRADESCO FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

Emerging Markets Risk — The Bradesco Latin American Equity Fund and the Bradesco Latin American Hard Currency Bond Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

12

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 90.6%
Argentina — 1.5%
Banco Macro SA, ADR	6,291	$472,643
YPF SA, SP ADR	10,256	189,428

		662,071

Brazil — 4.8%
AMBEV SA	152,400	881,292
Embraer SA	70,700	324,674
Even Construtora e Incorporadora SA	205,000	287,673
Iochpe Maxion SA	64,000	347,397
Multiplus SA	22,000	292,573

		2,133,609

Chile — 0.1%
Aguas Andinas SA, Class A	66,493	40,125

China — 20.5%
Air China Ltd., Class H	700,000	534,459
China Construction Bank Corp., Class H	1,830,000	1,230,749
China Mobile, Ltd.	112,168	1,389,035
China Overseas Land & Investment, Ltd.	262,000	864,225
CIMC Enric Holdings, Ltd.	584,000	232,592
CNOOC, Ltd.	544,000	655,647
Dongfeng Motor Group Co., Ltd., Class H	524,000	648,853
Haitian International Holdings, Ltd.	102,000	171,240
Industrial & Commercial Bank of China, Ltd., Class H	714,000	407,330
NetEase, Inc., ADR	4,132	844,044
PetroChina Co., Ltd., Class H	673,181	461,456

	Number of Shares	Value

COMMON STOCKS — (Continued)
China — (Continued)
Shenzhou International Group Holdings, Ltd.	75,000	$395,915
Sinotrans, Ltd., Class H	997,000	457,508
Tencent Holdings Ltd.	34,700	838,114

		9,131,167

Czech Republic — 1.0%
Komercni Banka AS	11,245	443,024

Hungary — 1.3%
OTP Bank PLC	24,728	603,018

India — 6.1%
Coal India, Ltd.	107,826	529,560
HCL Technologies, Ltd.	40,021	450,635
ICICI Bank, Ltd., SP ADR	60,377	457,658
Oil India, Ltd.	122,073	675,652
Reliance Industries Ltd., SP GDR(a)	20,241	610,266

		2,723,771

Indonesia — 2.9%
Astra International Tbk PT	680,400	402,872
Bank Mandiri Persero Tbk PT	439,300	341,025
Bank Rakyat Indonesia Persero Tbk PT	619,300	547,015

		1,290,912

Malaysia — 1.6%
Genting Bhd	159,396	322,125
Malayan Banking Bhd	203,245	400,823

		722,948

Mexico — 4.0%
Cemex SAB de CV, SP ADR*	112,879	863,524

See accompanying Notes to the Quarterly Portfolio of Investments.

1

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Mexico — (Continued)
Grupo Financiero Inbursa SAB de CV	255,000	$409,360
Ternium SA, SP ADR	23,497	510,120

		1,783,004

Pakistan — 1.2%
Lucky Cement Ltd., GDR	27,869	533,691

Poland — 1.6%
Bank Handlowy w Warszawie SA	14,549	256,907
Bank Pekao SA	14,573	461,210

		718,117

Russia — 3.7%
Globaltrans Investment PLC, SP GDR	106,479	429,110
Magnit PJSC, SP GDR	15,291	586,674
Novolipetsk Steel OJSC, GDR	19,818	286,697
PhosAgro OAO, GDR	24,155	333,339

		1,635,820

South Africa — 10.5%
Barclays Africa Group, Ltd.	70,083	775,198
MTN Group, Ltd.	58,115	587,427
Naspers, Ltd.	9,838	1,543,812
Reunert, Ltd.	78,541	353,629
Sasol, Ltd.	20,096	534,731
Telkom SA SOC, Ltd.	108,303	502,620
Tsogo Sun Holdings, Ltd.	182,575	381,462

		4,678,879

South Korea — 13.9%
Hyundai Department Store Co., Ltd.	2,607	289,258
Hyundai Mobis	3,519	802,447

	Number of Shares	Value

COMMON STOCKS — (Continued)
South Korea — (Continued)
Hyundai Motor Co.	4,376	$516,334
LG Chem, Ltd.	2,255	491,447
POSCO, SP ADR	7,836	397,129
Samsung Electronics Co., Ltd.	1,831	2,519,415
Samsung Life Insurance Co., Ltd.	5,754	500,590
Shinhan Financial Group Co., Ltd.	19,730	705,054

		6,221,674

Taiwan — 10.3%
Asustek Computer, Inc.	54,000	469,846
Chicony Electronics Co., Ltd.	220,148	544,740
Chipbond Technology Corp.	263,000	359,748
CTBC Financial Holding Co., Ltd.	970,295	535,696
Hon Hai Precision Industry Co., Ltd.	261,550	721,775
Novatek Microelectronics Corp.	116,692	410,059
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	47,775	1,327,190
Teco Electric And Machinery Co., Ltd.	270,000	239,325

		4,608,379

Thailand — 3.7%
Advanced Info Service PCL	105,300	538,837
Bangkok Bank PCL NVDR	62,300	305,971
Kasikornbank PCL NVDR	72,570	412,566

See accompanying Notes to the Quarterly Portfolio of Investments.

2

DUPONT CAPITAL EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Thailand — (Continued)
PTT Exploration & Production PCL	157,900	$378,540

		1,635,914

Turkey — 1.9%
Enka Insaat Ve Sanayi AS	326,598	481,866
Turkcell Iletisim Hizmetleri AS*	109,389	378,690

		860,556

TOTAL COMMON STOCKS (Cost $39,691,458)		40,426,679

PREFERRED STOCKS — 2.7%
Brazil — 2.7%
Itau Unibanco Holding SA	75,190	786,824
Marcopolo SA*	437,800	415,872

		1,202,696

TOTAL PREFERRED STOCKS (Cost $1,038,195)		1,202,696

EXCHANGE TRADED FUNDS — 3.6%
iShares MSCI Emerging Market Index Fund	44,485	1,611,692

TOTAL EXCHANGE TRADED FUNDS (Cost $1,465,538)		1,611,692

Value

TOTAL INVESTMENTS - 96.9% (Cost $42,195,191)**	$43,241,067
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1%	1,388,361

NET ASSETS - 100.0%	$44,629,428

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$42,195,191

Gross unrealized appreciation	$4,551,403
Gross unrealized depreciation	(3,505,527)

Net unrealized appreciation	$1,045,876

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2016 this security amounted to $610,266 or 1.4% of net assets. This security has been determined by the Adviser to be a liquid security.

ADR	American Depository Receipt
GDR	Global Depository Receipt
NVDR	Non-voting Depository Receipt
PCL	Public Company Limited
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
SP GDR	Sponsored Global Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Par* Value	Value

CORPORATE BONDS AND NOTES — 33.2%
Austria — 0.0%
OGX Austria GmbH 8.38%, 04/01/2022(a)	$200,000	$2

Cayman Islands — 3.5%
Evergrande Real Estate Group Ltd. 8.75%, 10/30/2018	200,000	206,000

Chile — 4.0%
Corp Nacional del Cobre de Chile 5.63%, 10/18/2043(b)	200,000	238,641

Israel — 4.0%
Israel Electric Corp., Ltd. 6.88%, 06/21/2023(b)	200,000	239,300

Netherlands — 6.3%
Majapahit Holding BV 7.88%, 06/29/2037(b)	150,000	196,015
Petrobras Global Finance BV 4.38%, 05/20/2023	100,000	85,750
Petrobras Global Finance BV 6.88%, 01/20/2040	100,000	82,845
Petrobras Global Finance BV 6.85%, 06/05/2115	10,000	7,635

		372,245

Russia — 5.8%
Gazprom OAO Via Gaz Capital SA 8.63%, 04/28/2034	150,000	186,766

	Par* Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Russia — (Continued)
Russian Agricultural Bank OJSC Via RSHB Capital SA 7.75%, 05/29/2018	$150,000	$161,595

		348,361

Turkey — 3.5%
Export Credit Bank of Turkey 5.88%, 04/24/2019(b)	200,000	207,080

Venezuela — 6.1%
Petroleos de Venezuela SA 6.00%, 11/15/2026(b)	300,000	109,500
Petroleos de Venezuela SA 6.00%, 11/15/2026	200,000	73,000
Petroleos de Venezuela SA 5.38%, 04/12/2027	350,000	127,841
Petroleos de Venezuela SA 5.50%, 04/12/2037	150,000	53,250

		363,591

TOTAL CORPORATE BONDS AND NOTES (Cost $2,116,758)		1,975,220

See accompanying Notes to the Quarterly Portfolio of Investments.

4

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par* Value		Value

FOREIGN GOVERNMENT BONDS & NOTES — 60.2%
Argentina — 3.4%
Argentine Republic Government International Bond 7.63%, 04/22/2046(b)		$190,000	$202,350

Brazil — 5.2%
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2017	BRL	75,000	22,755
Brazil Notas do Tesouro Nacional Serie F 10.00%, 01/01/2021	BRL	1,000,000	288,321

			311,076

Colombia — 3.9%
Colombia Government International Bond 10.38%, 01/28/2033		150,000	231,375

Croatia — 3.7%
Croatia Government International Bond 6.00%, 01/26/2024		200,000	221,350

Dominican Republic — 3.8%
Dominican Republic International Bond 7.45%, 04/30/2044		200,000	228,000

Egypt — 1.6%
Egypt Government International Bond 6.88%, 04/30/2040		100,000	93,020

	Par* Value		Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Greece — 1.4%
Hellenic Republic Government Bond 3.00%, 02/24/2027(c)	EUR	100,000	$76,947
Hellenic Republic Government Bond 3.00%, 02/24/2035(c)	EUR	10,000	6,848

			83,795

Hungary — 1.3%
Hungary Government International Bond 7.63%, 03/29/2041		50,000	74,244

Mexico — 9.0%
Mexican Bonos 10.00%, 12/05/2024	MXN	1,200,000	81,472
Mexican Bonos 10.00%, 11/20/2036	MXN	2,000,000	150,568
Petroleos Mexicanos 6.50%, 06/02/2041		125,000	125,188
Petroleos Mexicanos 5.50%, 06/27/2044		200,000	180,978

			538,206

Mongolia — 3.7%
Mongolia Government International Bond 10.88%, 04/06/2021(b)		200,000	222,281

Morocco — 3.6%
Morocco Government International Bond 4.25%, 12/11/2022(b)		200,000	214,850

See accompanying Notes to the Quarterly Portfolio of Investments.

5

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Pakistan — 1.7%
Pakistan Government International Bond 7.88%, 03/31/2036	$100,000	$97,455

Romania — 2.0%
Romanian Government International Bond 4.88%, 01/22/2024	50,000	56,132
Romanian Government International Bond 6.13%, 01/22/2044	50,000	64,315

		120,447

Serbia — 0.3%
Republic of Serbia 6.75%, 11/01/2024(c)	14,590	14,926

South Africa — 3.4%
Eskom Holdings SOC Ltd. 6.75%, 08/06/2023	200,000	203,908

Sri Lanka — 3.5%
Sri Lanka Government International Bond 6.00%, 01/14/2019(b)	200,000	208,301

Ukraine — 8.3%
Privatbank CJSC Via UK SPV Credit Finance PLC 11.00%, 02/09/2021	100,000	62,520
Ukraine Government International Bond 0.00%, 05/31/2040(b)(c)	50,000	16,885
Ukreximbank Via Biz Finance PLC 9.75%, 01/22/2025(b)	250,000	242,500

	Par* Value	Value

FOREIGN GOVERNMENT BONDS & NOTES — (Continued)
Ukraine — (Continued)
Ukreximbank Via Biz Finance PLC 8.16%, 02/09/2023(b)(c)	$210,000	$173,292

		495,197

Venezuela — 0.4%
Venezuela Government International Bond 11.75%, 10/21/2026	50,000	24,188

TOTAL FOREIGN GOVERNMENT BONDS & NOTES (Cost $3,570,056)		3,584,969

	Number of Shares

COMMON STOCKS — 0.0%
Brazil — 0.0%
OGX Petroleo e Gas SA, SP ADR**	3,188	2,056

TOTAL COMMON STOCKS (Cost $ — )		2,056

TOTAL INVESTMENTS - 93.4% (Cost $5,686,814)***		5,562,245
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%		395,867

NET ASSETS - 100.0%		$5,958,112

See accompanying Notes to the Quarterly Portfolio of Investments.

6

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

*	Par amount denominated in USD unless otherwise noted.
**	Non-income producing.
***	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$5,686,814

Gross unrealized appreciation	$421,944
Gross unrealized depreciation	(546,513)

Net unrealized depreciation	$(124,569)

(a)	Investments with a total aggregate value of $2 or 0.00% of net assets were in default as of July 31, 2016.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2016 these securities amounted to $2,270,995 or 38% of net assets. This security has been determined by the Adviser to be a liquid security.
(c)	Multi-Step Coupon. Rate disclosed is as of July 31, 2016.

Forward foreign currency contracts outstanding as of July 31, 2016 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	274,160	BRL	1,000,000	08/02/16	BRC	$(33,822)
USD	299,670	BRL	1,000,000	11/03/16	BRC	533
USD	71,729	EUR	62,709	09/12/16	CAI	1,492

Net unrealized depreciation on forward foreign currency contracts:	$(31,797)

See accompanying Notes to the Quarterly Portfolio of Investments.

7

DUPONT CAPITAL EMERGING MARKETS DEBT FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

BRC	Barclays
BRL	Brazilian Real
CAI	Credit Agricole Securities Inc
EUR	Euro
MXN	Mexican Peso
PLC	Public Limited Company
SP ADR	Sponsored American Depository Receipt
USD	United States Dollar

See accompanying Notes to the Quarterly Portfolio of Investments.

8

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — DuPont Capital Emerging Markets Fund and DuPont Capital Emerging Markets Debt Funds’ (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service approved by the Board of Trustees. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determine the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with the procedure adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

9

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of each Funds’ bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2016, in valuing each Funds’ investments carried at fair value:

	DuPont Capital Emerging Markets Fund
	Total Value at 07/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$662,071	$662,071	$—	$—
Brazil	2,133,609	2,133,609	—	—
Chile	40,125	40,125	—	—
China	9,131,167	844,044	8,287,123	—
Czech Republic	443,024	—	443,024	—
Hungary	603,018	—	603,018	—
India	2,723,771	1,067,924	1,655,847	—
Indonesia	1,290,912	—	1,290,912	—
Malaysia	722,948	—	722,948	—
Mexico	1,783,004	1,783,004	—	—
Pakistan	533,691	533,691	—	—
Poland	718,117	—	718,117	—
Russia	1,635,820	762,449	873,371	—
South Africa	4,678,879	353,629	4,325,250	—
South Korea	6,221,674	397,129	5,824,545	—
Taiwan	4,608,379	1,327,190	3,281,189	—
Thailand	1,635,914	—	1,635,914	—
Turkey	860,556	—	860,556	—
Preferred Stocks	1,202,696	1,202,696	—	—
Exchange Traded Funds	1,611,692	1,611,692	—	—

Total Investments	$43,241,067	$12,719,253	$30,521,814	$—

11

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	DuPont Capital Emerging Markets Debt Fund
Assets	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$1,975,220	$—	$1,975,220	$—
Foreign Government Bonds & Notes	3,584,969	—	3,584,969	—
Common Stocks	2,056	—	2,056	—
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	2,025	—	2,025	—

Total Assets	$5,564,270	$—	$5,564,270	$—

Liabilities	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts	$(33,822)	$—	$(33,822)	$—

Total Liabilities	$(33,822)	$—	$(33,822)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

12

DUPONT CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2, and 3 in the DuPont Capital Emerging Markets Fund. The DuPont Capital Emerging Markets Debt Fund had transfers from Level 1 to Level 2 of $2,056 due to foreign fair value adjustments.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. The fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

EIC VALUE FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 83.8%
Communications — 6.9%
Cisco Systems, Inc.	218,255	$6,663,325
eBay, Inc.*	465,250	14,497,190

		21,160,515

Consumer, Cyclical — 10.9%
Honda Motor Co. Ltd., SP ADR	286,900	7,780,728
Target Corp.	159,625	12,024,551
Wal-mart Stores, Inc.	187,480	13,680,416

		33,485,695

Consumer, Non-cyclical — 22.9%
Baxter International, Inc.	107,922	5,182,416
Express Scripts Holding Co.*	120,000	9,128,400
GlaxoSmithKline PLC, SP ADR	224,095	10,099,962
Johnson & Johnson	69,135	8,657,776
Medtronic PLC	105,625	9,255,919
Pepsico, Inc.	117,970	12,849,293
Procter & Gamble Co. (The)	108,080	9,250,567
Shire PLC, ADR	1	139
Whole Foods Market, Inc.	197,515	6,020,257

		70,444,729

Energy — 6.8%
Chevron Corp.	58,480	5,993,030
Diamond Offshore Drilling, Inc.	205,590	4,671,005
Exxon Mobil Corp.	114,425	10,178,104

		20,842,139

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financial — 22.1%
American Express Co.	153,600	$9,901,056
Charles Schwab Corp. (The)	243,500	6,920,270
Franklin Resources, Inc.	84,175	3,046,293
PNC Financial Services Group, Inc. (The)	111,900	9,248,535
SunTrust Banks, Inc.	151,980	6,427,234
Torchmark Corp.	77,505	4,795,234
Travelers Cos, Inc. (The)	75,610	8,787,394
US Bancorp	233,500	9,846,695
Wells Fargo & Co.	192,500	9,234,225

		68,206,936

REITs-Diversified — 1.6%
Annaly Capital Management, Inc. REIT	458,485	5,034,165

REITs-Office Property — 1.0%
Mack-Cali Realty Corp. REIT	110,830	3,125,406

Technology — 7.4%
Microsoft Corp.	147,000	8,331,960
QUALCOMM, Inc.	103,000	6,445,740
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	291,495	8,097,731

		22,875,431

Utilities — 4.2%
Exelon Corp.	348,755	13,001,587

TOTAL COMMON STOCKS (Cost $210,548,055)		258,176,603

See accompanying Notes to the Quarterly Portfolio of Investments.

1

EIC VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

	Number of Shares	Value

SHORT-TERM INVESTMENT — 16.3%
Money Market Fund — 16.3%
Dreyfus Institutional Treasury Securities Advantage Fund, Premier Shares 0.01%(a)	50,425,569	$50,425,569

TOTAL SHORT-TERM INVESTMENT (Cost $50,425,569)		50,425,569

TOTAL INVESTMENTS - 100.1% (Cost $260,973,624)**		308,602,172
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(426,292)

NET ASSETS - 100.0%		$308,175,880

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$260,973,624

Gross unrealized appreciation	$49,889,063
Gross unrealized depreciation	(2,260,515)

Net unrealized appreciation	$47,628,548

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2016.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The EIC Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$258,176,603	$258,176,603	$—	$—
Short-Term Investment	50,425,569	50,425,569	—	—

Total Investments	$308,602,172	$308,602,172	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

4

EIC VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 75.9%
Applications Software — 3.1%
Microsoft Corp. 1.000%, 05/01/2018	$250,000	$250,738
Microsoft Corp. 1.300%, 11/03/2018	250,000	251,832
Microsoft Corp. Callable 08/03/2025 at 100 3.125%, 11/03/2025	500,000	536,493

		1,039,063

Auto/Truck Parts & Equipment-Original — 1.3%
Delphi Corp. Callable 02/15/2018 at 102.5 5.000%, 02/15/2023	400,000	424,400

Auto-Cars/Light Trucks — 10.2%
Ford Motor Credit Co., LLC 2.021%, 05/03/2019	500,000	504,298
Ford Motor Credit Co., LLC 3.336%, 03/18/2021	500,000	521,530
Ford Motor Credit Co., LLC 3.096%, 05/04/2023	600,000	612,226
General Motors Financial Co., Inc. 2.400%, 05/09/2019	500,000	502,619
General Motors Financial Co., Inc. Callable 06/06/2021 at 100 3.200%, 07/06/2021	500,000	507,469

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Auto-Cars/Light Trucks — (Continued)
General Motors Financial Co., Inc. Callable 03/09/2023 at 100 3.700%, 05/09/2023	$800,000	$817,154

		3,465,296

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co. (The) 1.375%, 05/30/2019	500,000	505,384

Commercial Banks Non-US — 0.8%
Santander UK PLC 3.050%, 08/23/2018	250,000	256,261

Commercial Banks-Eastern US — 1.2%
CIT Group, Inc. 5.000%, 08/01/2023	400,000	421,000

Computers — 9.2%
Apple, Inc. Callable 07/04/2021 at 100 1.550%, 08/04/2021	500,000	500,401
Apple, Inc. Callable 05/04/2026 at 100 2.450%, 08/04/2026	1,500,000	1,502,740
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. Callable 03/15/2026 at 100 6.020%, 06/15/2026 (a)	500,000	535,658

See accompanying Notes to the Quarterly Portfolio of Investments.

1

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Computers — (Continued)
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. Callable 01/15/2046 at 100 8.350%, 07/15/2046 (a)	$500,000	$571,002

		3,109,801

Diversified Banking Institutions — 15.3%
Bank of America Corp. 6.875%, 11/15/2018	250,000	278,776
Citigroup, Inc. Callable 08/15/2020 at 100 5.950%, 12/29/2049 (b)(c)	1,500,000	1,503,750
Goldman Sachs Group, Inc. (The) 2.274%, 11/29/2023 (d)	500,000	500,765
Goldman Sachs Group, Inc. (The) Callable 03/25/2021 at 100 2.625%, 04/25/2021	500,000	509,122
Goldman Sachs Group, Inc. (The) Callable 05/10/2020 at 100 5.375%, 12/29/2049 (b)(c)	500,000	507,652
JPMorgan Chase & Co. Callable 01/01/2026 at 100 3.300%, 04/01/2026	500,000	519,872
Morgan Stanley 1.635%, 06/16/2020 (d)	350,000	347,119

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Diversified Banking Institutions — (Continued)
Morgan Stanley Callable 07/15/2020 at 100 5.550%, 12/29/2049 (b)(c)	$500,000	$506,250
UBS AG 2.350%, 03/26/2020	500,000	513,493

		5,186,799

Diversified Financial Services — 1.5%
General Electric Capital Corp. Callable 12/09/2019 at 100 2.200%, 01/09/2020	500,000	515,709

Electric-Integrated — 1.6%
Exelon Corp. Callable 01/15/2026 at 100 3.400%, 04/15/2026	500,000	526,338

Electronic Components-Semiconductor — 1.5%
Intel Corp. 2.450%, 07/29/2020	250,000	260,714
Texas Instruments, Inc. 1.000%, 05/01/2018	250,000	250,058

		510,772

Enterprise Software/Services — 1.5%
Oracle Corp. 1.260%, 01/15/2019 (d)	500,000	503,312

Finance-Auto Loans — 6.8%
Ally Financial, Inc. 3.250%, 11/05/2018	750,000	758,438
Ally Financial, Inc. 3.750%, 11/18/2019	500,000	508,125

See accompanying Notes to the Quarterly Portfolio of Investments.

2

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Finance-Auto Loans — (Continued)
Ally Financial, Inc. 4.250%, 04/15/2021	$500,000	$510,625
Ally Financial, Inc. 4.625%, 05/19/2022	500,000	516,645

		2,293,833

Hotels&Motels — 0.8%
Wyndham Worldwide Corp. Callable 02/01/2017 at 100 2.950%, 03/01/2017	250,000	251,902

Life/Health Insurance — 2.0%
Lincoln National Corp. Callable 08/26/2016 at 100 2.985%, 05/17/2066 (d)	600,000	432,750
Prudential Financial, Inc. 1.406%, 08/15/2018 (d)	250,000	249,481

		682,231

Multi-line Insurance — 2.1%
Genworth Holdings, Inc. Callable 11/15/2016 at 100 6.150%, 11/15/2066 (c)	475,000	152,000
Metlife, Inc. Callable 06/15/2020 at 100 5.250%, 12/29/2049 (b)(c)	250,000	250,200
Metlife, Inc. Callable 08/01/2034 at 100 10.750%, 08/01/2069	200,000	320,000

		722,200

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Multimedia — 1.4%
Walt Disney Co. (The) 1.850%, 07/30/2026	$500,000	$484,752

Oil Comp-Integrated — 0.8%
Exxon Mobil Corp. Callable 12/01/2025 at 100 3.043%, 03/01/2026	250,000	265,367

Pipelines — 0.7%
Enterprise Products Operating LLC Callable 01/15/2018 at 100 7.034%, 01/15/2068 (c)	235,000	247,963

Reinsurance — 1.2%
Berkshire Hathaway, Inc. 1.550%, 02/09/2018	400,000	403,754

REITS-Shopping Centers — 1.4%
DDR Corp. 7.500%, 04/01/2017	200,000	207,508
Kimco Realty Corp. Callable 03/01/2021 at 100 3.200%, 05/01/2021	250,000	260,470

		467,978

REITS-Warehouse/Industry — 1.6%
Prologis LP Callable 11/01/2020 at 100 3.350%, 02/01/2021	500,000	530,366

Retail-Discount — 0.7%
Wal-Mart Stores, Inc. 1.125%, 04/11/2018	250,000	251,312

See accompanying Notes to the Quarterly Portfolio of Investments.

3

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Super-Regional Banks-US — 1.5%
Wells Fargo & Co. 2.500%, 03/04/2021	$500,000	$512,963

Telephone-Integrated — 5.4%
AT&T, Inc. Callable 01/01/2024 at 100 4.450%, 04/01/2024	500,000	553,346
AT&T, Inc. Callable 11/17/2025 at 100 4.125%, 02/17/2026	250,000	272,234
Verizon Communications, Inc. Callable 05/15/2026 at 100 2.625%, 08/15/2026	1,000,000	998,399

		1,823,979

Transport-Rail — 0.8%
CSX Corp. Callable 08/01/2025 at 100 3.350%, 11/01/2025	250,000	267,818

TOTAL CORPORATE BONDS AND NOTES (Cost $25,507,747)		25,670,553

U.S. TREASURY OBLIGATIONS — 16.6%
Sovereign — 16.6%
0.625%, 10/15/2016	400,000	400,282
1.000%, 05/31/2018	1,400,000	1,408,257
1.625%, 02/15/2026	2,500,000	2,537,042
2.000%, 07/31/2022	750,000	785,479

	Par Value	Value

U.S. TREASURY OBLIGATIONS — (Continued)
Sovereign — (Continued)
2.125%, 06/30/2022	$475,000	$500,847

		5,631,907

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,499,013)		5,631,907

TOTAL INVESTMENTS - 92.5% (Cost $31,006,760)*		31,302,460
OTHER ASSETS IN EXCESS OF LIABILITIES - 7.5%		2,524,090

NET ASSETS - 100.0%		$33,826,550

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$31,006,760

Gross unrealized appreciation	$744,892
Gross unrealized depreciation	(449,192)

Net unrealized appreciation	$295,700

See accompanying Notes to the Quarterly Portfolio of Investments.

4

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2016, these securities amounted to $1,106,660 or 3.3% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	Fix-to Float Security. Rate shown is as of July 31, 2016.
(d)	Variable or Floating Rate Security. Rate shown is as of July 31, 2016.

REIT	Real Estate Investment Trust
PLC	Public Limited Company

Please note that securities are classified according to the Bloomberg Sub-Industry Categories. The Fund’s investment adviser has selected this classification system because they believe that it best reflects the industry and risks associated with each position.

See accompanying Notes to the Quarterly Portfolio of Investments.

5

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Estabrook Investment Grade Fixed Income Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income and preferred securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Due to continued volatility in the current market, valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

6

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$25,670,553	$—	$25,670,553	$—
U.S. Treasury Obligations	5,631,907	—	5,631,907	—

Total Investments	$31,302,460	$—	$31,302,460	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts

7

ESTABROOK INVESTMENT GRADE FIXED INCOME FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — 47.1%
Agriculture — 0.5%
Reynolds American, Inc., Co. Gty., 4.45%, 06/12/25 (b)	Baa3/BBB	$180	$203,224

Airlines — 1.7%
American Airlines 2013-2 Class B Pass Through Trust, 5.60%, 07/15/20 144A	NR/BBB-	335	348,975
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 06/20/20 144A	A3/BBB	168	175,356
United Airlines 2016-1 Class AA Pass Through Trust, 3.10%, 07/07/28	Aa3/NR	172	178,880

			703,211

Beverages — 1.1%
Anheuser-Busch InBev Finance, Inc., Co. Gty., 3.70%, 02/01/24	A3/A-	145	157,658
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.70%, 02/01/36 (b)	A3/A-	115	133,299
Anheuser-Busch InBev Finance, Inc., Co. Gty., 4.90%, 02/01/46 (b)	A3/A-	138	168,100

			459,057

Chemicals — 0.5%
Solvay Finance America, LLC, Co. Gty., 3.40%, 12/03/20 144A(b)	Baa2/BBB-	200	208,974

Diversified Financial Services — 15.3%
Bank of America Corp., Sr. Unsec. Notes, 5.75%, 12/01/17	Baa1/BBB+	210	221,661
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa1/BBB+	320	368,246
Bank Of America Corp., Sub. Notes, 4.45%, 03/03/26	Baa3/BBB	118	126,727
Bear Stearns Cos., LLC (The), Sr. Unsec. Notes, 6.40%, 10/02/17	A3/A-	267	282,684
Citigroup, Inc., Sub. Notes, 4.60%, 03/09/26	Baa3/BBB	365	392,524
Citigroup, Inc., Sub. Notes, 5.30%, 05/06/44	Baa3/BBB	225	254,219
GE Capital International Funding Co., Co. Gty., 2.342%, 11/15/20	A1/AA+	215	222,925
General Electric Capital Corp., Sub. Notes, 5.30%, 02/11/21	A2/AA	75	86,945
General Electric Co., Jr. Sub. Notes, 5.00%, 12/29/49 (b)(c)(d)	A3/AA-	437	470,868
Geo Group, Inc. (The), Co. Gty., REIT, 6.00%, 04/15/26 (b)	Ba3/B+	39	40,024
Goldman Sachs Group, Inc. (The), Sr. Unsec. Notes, 2.375%, 01/22/18	A3/BBB+	91	92,175
HSBC Capital Funding LP/Jersey Channel Islands, Ltd., Co. Gty., 10.176%, 12/29/49 144A(b)(c)(d)	Baa1/BBB-	325	477,750
ING Bank NV, Sub. Notes, 4.125%, 11/21/23 (b)(c)	Baa2/BBB+	350	356,080
Intesa Sanpaolo SpA., Co. Gty, 3.875%, 01/15/19	Baa1/BBB-	200	205,728
JPMorgan Chase & Co., Jr. Sub. Notes, 7.90%, 12/29/49 (b)(c)(d)	Baa3/BBB-	387	402,480
JPMorgan Chase & Co., Sr. Unsec. Notes, 2.70%, 05/18/23 (b)	A3/A-	260	264,003
Morgan Stanley, Jr. Sub. Notes, 5.45%, 07/29/49 (b)(c)(d)	Ba1/BB	365	358,612
Morgan Stanley, Sr. Unsec. Notes, 5.50%, 07/24/20	A3/BBB+	425	480,100
Morgan Stanley, Sr. Unsec. Notes, 4.30%, 01/27/45	A3/BBB+	40	43,264
Nasdaq Inc., Sr. Unsec. Notes, 3.85%, 06/30/26 (b)	Baa3/BBB	238	249,373
Santander UK Group Holdings PLC, Sr. Unsec. Notes, 2.875%, 10/16/20	Baa1/BBB	130	131,126
Synchrony Financial, Sr. Unsec. Notes, 2.60%, 01/15/19 (b)	NR/BBB-	164	166,108
Toronto-Dominion Bank (The), Sr. Unsec. Notes, 2.125%, 04/07/21	Aa1/AA-	400	407,037
Trinity Acquisition PLC, Co. Gty., 4.40%, 03/15/26 (b)	Baa3/BBB	43	45,335
Welltower, Inc., Sr. Unsec. Notes, REIT, 4.25%, 04/01/26 (b)	Baa1/BBB	75	81,376

			6,227,370

See accompanying Notes to the Quarterly Portfolio of Investments.

1

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Energy — 2.1%
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72 (b)(c)	WR/BBB+	$300	$315,493
CITGO Petroleum Corp., Sr. Sec. Notes, 6.25%, 08/15/22 144A(b)	B3/B+	189	182,385
Devon Energy Corp., Sr. Unsec. Notes, 5.85%, 12/15/25 (b)	Ba2/BBB	183	201,039
Sunoco LP/Sunoco Finance Corp., Co. Gty., 6.25%, 04/15/21 144A(b)	Ba3/BB-	154	157,080

			855,997

Food — 0.9%
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec. Notes, 5.75%, 06/15/25 144A(b)	Ba2/BB+	105	102,375
Kraft Heinz Foods Co., Co. Gty., 5.20%, 07/15/45 144A(b)	Baa3/BBB-	45	54,381
McDonald’s Corp., Sr. Unsec. Notes, 3.70%, 01/30/26 (b)	Baa1/BBB+	26	28,494
Sysco Corp., Co. Gty., 2.60%, 10/01/20 (b)	A3/BBB+	175	181,279

			366,529

Healthcare — 0.9%
Actavis Funding SCS, Co. Gty., 4.75%, 03/15/45 (b)	Baa3/BBB	30	33,236
MEDNAX, Inc., Co. Gty., 5.25%, 12/01/23 144A(b)	Ba2/BBB-	42	43,785
Medtronic, Inc., Co. Gty., 4.625%, 03/15/45	A3/A	140	171,271
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty, 3.15%, 10/01/26	Baa2/BBB	68	69,491
Teva Pharmaceutical Finance Netherlands III BV, Co. Gty, 4.10%, 10/01/46	Baa2/BBB	33	33,980

			351,763

Household & Personal Products — 0.6%
Newell Brands, Inc., Sr. Unsec. Notes, 4.20%, 04/01/26 (b)	Baa3/BBB-	107	116,900
Newell Brands, Inc., Sr. Unsec. Notes, 5.50%, 04/01/46 (b)	Baa3/BBB-	113	140,684

			257,584

Industrial — 3.8%
ADT Corp. (The), Sr. Sec. Notes, 6.25%, 10/15/21	Ba2/BB-	175	190,969
Case New Holland Industrial, Inc., Co. Gty., 7.875%, 12/01/17	Ba1/BB+	170	182,538
CNH Industrial Capital, LLC, Co. Gty., 3.875%, 07/16/18	Ba1/BB	90	91,125
ERAC USA Finance LLC, Co. Gty., 4.50%, 02/15/45 144A(b)	Baa1/BBB+	215	234,768
ERAC USA Finance, LLC, Co. Gty., 3.80%, 11/01/25 144A(b)	Baa1/BBB+	200	214,830
Heathrow Funding Ltd., Sr. Sec. Notes, 4.875%, 07/15/23 144A	NR/A-	100	110,439
Norfolk Southern Corp., Sr. Unsec. Notes, 4.65%, 01/15/46 (b)	Baa1/BBB+	200	238,240
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec. Notes, 3.375%, 02/01/22 144A(b)	Baa3/BBB-	201	205,084
Sydney Airport Finance Co. Pty Ltd., Sr. Sec. Notes, 3.375%, 04/30/25 144A(b)	Baa2/BBB	70	72,128

			1,540,121

Insurance — 4.8%
Allstate Corp. (The), Jr. Sub. Notes, 6.50%, 05/15/57 (b)(c)	Baa1/BBB	325	360,750
American Financial Group, Inc., Sr. Unsec. Notes, 9.875%, 06/15/19	Baa1/BBB+	130	156,569
American International Group, Inc., Jr. Sub. Notes, 8.175%, 05/15/58 (b)(c)	Baa2/BBB	325	422,500
Liberty Mutual Group, Inc., Co. Gty., 7.00%, 03/15/37 144A(b)(c)	Baa3/BB+	208	182,000
Prudential Financial, Inc., Jr. Sub. Notes, 5.20%, 03/15/44 (b)(c)	Baa2/BBB+	400	405,000
SAFG Retirement Services, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	145	182,444

See accompanying Notes to the Quarterly Portfolio of Investments.

2

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Insurance — (Continued)
Travelers Cos., Inc. (The), Jr. Sub. Notes, 6.25%, 03/15/37 (b)(c)	A3/NR	$244	$240,340

			1,949,603

Media — 2.8%
CCO Holdings LLC / CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.75%, 02/15/26 144A(b)	B1/BB+	94	99,170
Charter Communications Operating, LLC / Charter Communications Operating Capital, Sr. Sec. Notes, 4.464%, 07/23/22 144A(b)	Ba1/BBB	220	238,863
Discovery Communications, LLC, Co. Gty., 4.90%, 03/11/26 (b)	Baa3/BBB-	120	129,668
Numericable-SFR SAS, Sr. Sec. Notes, 6.25%, 05/15/24 144A(b)	B1/B+	250	239,844
VTR Finance BV, Sr. Sec. Notes, 6.875%, 01/15/24 144A(b)	B1/B+	425	437,750

			1,145,295

Mining — 1.1%
BHP Billiton Finance USA Ltd., Co. Gty., 6.75%, 10/19/75 144A(b)(c)	Baa2/BBB+	200	222,500
Teck Resources Ltd., Co. Gty., 5.20%, 03/01/42 (b)	Caa1/B+	296	204,980

			427,480

Pipe Lines Ex Natural Gas — 3.7%
Columbia Pipeline Group, Inc., Co. Gty, 4.50%, 06/01/25 (b)	Baa2/A-	70	75,506
Energy Transfer Partners LP, Sr. Unsec. Notes, 5.15%, 03/15/45 (b)	Baa3/BBB-	160	148,859
Enterprise Products Operating LLC, Co. Gty., 7.034%, 01/15/68 (b)(c)	Baa2/BBB-	211	222,639
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21 144A(b)	NR/BB	175	195,275
Kinder Morgan Energy Partners LP, Co. Gty., 9.00%, 02/01/19	Baa3/BBB-	130	149,034
Kinder Morgan, Inc., Co. Gty., 5.55%, 06/01/45 (b)	Baa3/BBB-	315	315,806
Regency Energy Partners LP/Regency Energy Finance Corp., Co. Gty., 6.50%, 07/15/21 (b)	Baa3/BBB-	370	382,289

			1,489,408

Telecommunications — 4.9%
AT&T, Inc., Sr. Unsec. Notes, 4.50%, 05/15/35 (b)	Baa1/BBB+	300	316,684
AT&T, Inc., Sr. Unsec. Notes, 4.75%, 05/15/46 (b)	Baa1/BBB+	70	74,127
Bharti Airtel International Netherlands BV, Co. Gty., 5.35%, 05/20/24 144A	Baa3/BBB-	360	403,998
Frontier Communications Corp., Sr. Unsec. Notes, 8.50%, 04/15/20	Ba3/BB-	325	349,700
Frontier Communications Corp., Sr. Unsec. Notes, 11.00%, 09/15/25 (b)	Ba3/BB-	22	23,485
QUALCOMM, Inc., Sr. Unsec. Notes, 3.45%, 05/20/25 (b)	A1/A+	420	452,581
T-Mobile USA, Inc., Co. Gty., 6.00%, 04/15/24 (b)	Ba3/BB	19	20,277
Verizon Communications, Inc., Sr. Unsec. Notes, 2.406%, 09/14/18 (c)	Baa1/BBB+	195	200,596
Verizon Communications, Inc., Sr. Unsec. Notes, 5.012%, 08/21/54	Baa1/BBB+	60	66,020
Verizon Communications, Inc., Sr. Unsec. Notes, 4.672%, 03/15/55	Baa1/BBB+	72	74,782

			1,982,250

Utilities — 2.4%
Black Hills Corp., Sr. Unsec. Notes, 4.25%, 11/30/23 (b)	Baa1/BBB	100	109,217
Black Hills Corp., Sr. Unsec. Notes, 3.95%, 01/15/26 (b)	Baa1/BBB	193	207,134
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20 144A	Baa3/BBB-	163	186,782
Electricite de France SA, Jr. Sub. Notes, 5.25%, 01/29/49 144A(b)(c)(d)	Baa2/BB+	208	202,800

See accompanying Notes to the Quarterly Portfolio of Investments.

3

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE BONDS AND NOTES — (Continued)
Utilities — (Continued)
Exelon Corp., Sr. Unsec. Notes, 3.40%, 04/15/26 (b)	Baa2/BBB-	$91	$95,793
Southern Power Co., Sr. Unsec. Notes, 5.25%, 07/15/43	Baa1/BBB+	170	187,499

			989,225

TOTAL CORPORATE BONDS AND NOTES (Cost $18,335,078)			19,157,091

ASSET BACKED SECURITIES — 9.9%
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class C, 2.42%, 05/08/18 (b)	Aaa/AAA	26	26,258
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3, 1.70%, 07/08/20 (b)	NR/AAA	175	175,941
Carlyle Global Market Strategies CLO Ltd., Series 2014-3A, Class B, 3.884%, 07/27/26 144A(b)(c)	A1/NR	500	499,855
Chase Issuance Trust, Series 2015-A2, Class A2, 1.59%, 02/18/20 (b)	Aaa/AAA	715	720,375
CPS Auto Receivables Trust, Series 2015-B, Class A, 1.65%, 11/15/19 144A(b)	NR/AA-	103	102,407
Drive Auto Receivables Trust., Series 2016-BA, Class B, 2.56%, 06/15/20 144A(b)	Aa1/AA	156	157,181
DT Auto Owner Trust, Series 2016-1A, Class B, 2.79%, 05/15/20 144A(b)	NR/AA	250	251,180
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/20 144A(b)	NR/AA	213	214,088
Jefferson Mill CLO Ltd., Series 2015-1A, Class X, 1.696%, 07/20/27 144A(b)(c)	Aaa/NR	72	71,852
Kubota Credit Owner Trust, Series 2016-1A, Class A3, 1.50%, 07/15/20 144A(b)	Aaa/NR	100	99,975
North End CLO, Ltd., Series 2013-1A, Class B, 2.329%, 07/17/25 144A(b)(c)	NR/AA	1,000	972,170
Spirit Master Funding LLC, Series 2014-2A, Class A, 5.76%, 03/01/42 144A(b)	NR/A+	298	310,757
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83%, 02/22/38 144A(b)	NR/A	278	265,679
TAL Advantage V LLC, Series 2014-2A, Class A1, 1.70%, 05/20/39 144A(b)	NR/A	45	44,169
Verizon Owner Trust, Series 2016-1A Class A, 1.42%, 01/20/21 144A(b)	NR/AAA	122	122,030

TOTAL ASSET BACKED SECURITIES (Cost $4,064,517)			4,033,917

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.8%
BLCP Hotel Trust, Series 2014-CLRN, Class B, 1.831%, 08/15/29 144A(b)(c)	NR/AA-	305	297,410
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class D, 3.518%, 05/01/35 144A(c)	Baa1/NR	350	353,885
FREMF Mortgage Trust, Series 2015-K44, Class B, 3.684%, 01/01/48 144A(b)(c)	NR/NR	90	91,063
Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/01/30 144A	Aa3/A-	227	228,694
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ, 5.485%, 07/01/46(b)(c)	Ba1/NR	423	421,041
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class C, 4.29%, 10/01/30 144A(c)	NR/A	540	565,423
ORES LLC, Series 2014-LV3, Class A, 3.00%, 03/27/24 144A	NR/NR	12	12,083
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.531%, 04/15/32 144A(b)(c)	Aaa/NR	158	155,586
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH2, 3.981%, 01/15/27 144A(c)	NR/BB	450	433,638
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class WTS2, 3.731%, 02/15/27 144A(c)	NR/BB	225	219,321

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,735,538)			2,778,144

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 12.4%
FHLMC Gold Pool # G03508, 6.00%, 07/01/37	Aaa/AA+	50	58,237
FHLMC Gold Pool # G08595, 4.00%, 07/01/44	Aaa/AA+	264	282,204

See accompanying Notes to the Quarterly Portfolio of Investments.

4

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
FHLMC Gold Pool # G18581, 2.50%, 01/01/31	Aaa/AA+	$175	$181,507
FHLMC Gold Pool # G60038, 3.50%, 01/01/44	Aaa/AA+	892	945,059
FNMA Pool #AB3737, 3.50%, 10/01/41	Aaa/AA+	746	790,956
FNMA Pool #AD7136, 5.00%, 07/01/40	Aaa/AA+	178	197,513
FNMA Pool #AL0515, 6.00%, 07/01/40	Aaa/AA+	107	125,174
FNMA Pool #AS5385, 4.00%, 07/01/45	Aaa/AA+	602	645,118
FNMA Pool #AU1264, 3.00%, 07/01/43	Aaa/AA+	525	548,264
FNMA Pool #AV5063, 3.00%, 02/01/29	Aaa/AA+	259	271,555
GNMA Pool #694462, 6.00%, 10/15/38	Aaa/AA+	48	55,417
GNMA Pool #729349, 4.00%, 07/15/41	Aaa/AA+	107	114,613
GNMA Pool #AD6019, 3.50%, 04/20/43	Aaa/AA+	22	23,932
GNMA Pool #MA0391, 3.00%, 09/20/42	Aaa/AA+	66	69,879
GNMA Pool #MA0534, 3.50%, 11/20/42	Aaa/AA+	196	208,804
GNMA Pool #MA2226, 5.00%, 09/20/44	Aaa/AA+	139	151,664
GNMA Pool #MA3597, 3.50%, 04/20/46	Aaa/AA+	349	371,353

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $4,954,520)			5,041,249

MUNICIPAL BONDS — 1.1%
State of California, Build America Bonds, GO, 7.55%, 04/01/39	Aa3/AA-	270	441,150

TOTAL MUNICIPAL BONDS (Cost $383,857)			441,150

U.S. TREASURY OBLIGATIONS — 15.7%
United States Treasury Inflation Indexed Bond, 0.75%, 02/15/45	Aaa/AA+	373	389,536
United States Treasury Note, 0.875%, 07/31/19	Aaa/AA+	300	301,008
United States Treasury Note, 1.375%, 01/31/21	Aaa/AA+	638	648,318
United States Treasury Note, 1.50%, 03/31/23	Aaa/AA+	99	100,450
United States Treasury Note, 1.625%, 08/15/22	Aaa/AA+	370	379,481
United States Treasury Note, 1.625%, 02/15/26	Aaa/AA+	1,000	1,014,817
United States Treasury Note, 1.625%, 05/15/26	Aaa/AA+	676	686,114
United States Treasury Note, 2.00%, 02/15/25	Aaa/AA+	200	209,516
United States Treasury Note, 2.125%, 08/15/21	Aaa/AA+	215	226,237
United States Treasury Note, 2.125%, 05/15/25	Aaa/AA+	472	499,287
United States Treasury Note, 2.25%, 11/15/24	Aaa/AA+	335	357,704
United States Treasury Note, 2.50%, 08/15/23	Aaa/AA+	350	379,012
United States Treasury Bond, 2.50%, 05/15/46	Aaa/AAA	35	37,410
United States Treasury Bond, 2.75%, 11/15/42	Aaa/AA+	445	500,138
United States Treasury Bond, 3.00%, 05/15/45	Aaa/AA+	291	341,925
United States Treasury Bond, 5.375%, 02/15/31	Aaa/AA+	215	320,594

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,973,022)			6,391,547

See accompanying Notes to the Quarterly Portfolio of Investments.

5

INSIGHT INVESTMENT GRADE BOND FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

	Moody’s/ Standard & Poor’s Rating(a)	Number of Shares	Value
PREFERRED STOCK — 1.3%
Diversified Financial Services — 1.3%
CoBank ACB*	NR/BBB+	$5,200	$538,200

TOTAL PREFERRED STOCK (Cost $542,100)			538,200

REGISTERED INVESTMENT COMPANY — 4.7%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.35%(e)		1,912,446	1,912,446

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,912,446)			1,912,446

TOTAL INVESTMENTS - 99.0% (Cost $38,901,078)**			40,293,744
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			421,834

NET ASSETS - 100.0%			$40,715,578

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate Cost	$38,901,078

Gross unrealized appreciation	$1,706,706
Gross unrealized depreciation	(314,040)

Net unrealized appreciation	$1,392,666

(a)	Ratings for debt securities are unaudited. All ratings are as of July 31, 2016 and may have changed subsequently.
(b)	This security is callable.
(c)	Floating or variable rate security. Rate disclosed is as of July 31, 2016.
(d)	Security is perpetual. Date shown is next call date.
(e)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2016.

144A Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At July 31, 2016, these securities amounted to $10,465,738 or 25.7% of net assets. These securities have been determined by the Adviser to be liquid securities, unless otherwise noted. (See Note 4 in Notes to Financial Statements).

Legend
CLO	Collateralized Loan Obligation	Ltd.	Limited
Co. Gty.	Company Guaranty	NR	Not Rated
FHLMC	Federal Home Loan Mortgage Corp.	PLC	Public Limited Company
FNMA	Federal National Mortgage Association	RB	Revenue Bond
FREMF	Federal Home Loan Mortgage Corp. (Multi-Family)	REIT	Real Estate Investment Trust
GNMA	Government National Mortgage Association	Sec.	Secured
GO	General Obligations	Sr.	Senior
Jr.	Junior	Sub.	Subordinated
LLC	Limited Liability Company	Unsec.	Unsecured
LP	Limited Partnership

See accompanying Notes to the Quarterly Portfolio of Investments.

6

INSIGHT INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Insight Investment Grade Bond Fund’s (the “Fund“), net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) markets system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and the asked prices for such security in the over-the-counter market. Fixed income securities are valued based on the market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on the quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

7

INSIGHT INVESTMENT GRADE BOND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$19,157,091	$—	$19,157,091	$—
Asset Backed Securities	4,033,917	—	4,033,917	—
Commercial Mortgage-Backed Securities	2,778,144	—	2,778,144	—
Residential Mortgage-Backed Securities	5,041,249	—	5,041,249	—
Municipal Bonds	441,150	—	441,150	—
U.S. Treasury Obligations	6,391,547	—	6,391,547	—
Preferred Stock	538,200	538,200	—	—
Registered Investment Company	1,912,446	1,912,446	—	—

Total Investments	$40,293,744	$2,450,646	$37,843,098	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

8

LATEEF FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 100.4%
Communications — 4.7%
Nielsen Holdings PLC	365,530	$19,687,446

Consumer, Cyclical — 18.5%
Advance Auto Parts, Inc.	74,474	12,650,154
Delphi Automotive PLC (Jersey)	299,217	20,292,897
Dollar General Corp.	266,655	25,262,895
Newell Brands, Inc.	355,558	18,652,573

		76,858,519

Consumer, Non-cyclical — 15.4%
Allergan PLC*	63,020	15,940,909
Celgene Corp.*	210,482	23,613,975
Hologic, Inc.*	639,596	24,618,050

		64,172,934

Energy — 3.9%
Schlumberger Ltd.	199,297	16,047,394

Financial — 9.4%
Northern Trust Corp.	116,794	7,894,106
SVB Financial Group*	201,460	20,230,613
Willis Towers Watson PLC	87,834	10,858,039

		38,982,758

Industrial — 11.0%
Danaher Corp.	101,910	8,299,550
Stericycle, Inc.*	222,403	20,076,319
United Parcel Service, Inc., Class B	162,251	17,539,333

		45,915,202

Lodging — 5.7%
Wynn Resorts Ltd.	241,664	23,670,989

	Number of Shares	Value

COMMON STOCKS — (Continued)
Technology — 31.8%
Alphabet, Inc., Class A*	40,723	$32,225,739
Autodesk, Inc.*	371,127	22,063,500
Facebook, Inc., Class A*	240,531	29,811,412
IMS Health Holdings, Inc.*	822,950	24,704,959
Lam Research Corp.	171,953	15,436,221
Visa, Inc., Class A	107,150	8,363,058

		132,604,889

TOTAL COMMON STOCKS (Cost $377,866,689)		417,940,131

TOTAL INVESTMENTS - 100.4% (Cost $377,866,689)**		417,940,131

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(1,585,601)

NET ASSETS - 100.0%		$416,354,530

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$377,866,689

Gross unrealized appreciation	$54,041,492
Gross unrealized depreciation	(13,968,050)

Net unrealized appreciation	$40,073,442

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

1

LATEEF FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Lateef Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	quoted prices in active markets for identical securities;

●	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

LATEEF FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$417,940,131	$417,940,131	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent Fund’s prospectus filed with the Securities and Exchange Commission.

3

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Consumer Discretionary — 28.6%
AutoZone, Inc.*	602	$490,010
Best Buy Co., Inc.	47,491	1,595,698
Ford Motor Co.	249,357	3,156,860
GameStop Corp., Class A	92,995	2,878,195
General Motors Co.	108,578	3,424,550
McDonald’s Corp.	3,188	375,068

		11,920,381

Consumer Staples — 16.7%
Archer-Daniels-Midland Co.	42,389	1,910,896
Campbell Soup Co.	6,075	378,290
Clorox Co. (The)	7,112	932,170
Constellation Brands, Inc., Class A	3,440	566,327
CVS Health Corp.	4,396	407,597
General Mills, Inc.	6,391	459,449
Kellogg Co.	5,132	424,468
Kimberly-Clark Corp.	2,911	377,120
McCormick & Co., Inc.	9,585	980,066
Reynolds American, Inc.	10,695	535,392

		6,971,775

Energy — 18.5%
Marathon Petroleum Corp.	38,117	1,501,429
Phillips 66	22,657	1,723,292
Tesoro Corp.	18,989	1,446,012
Transocean Ltd. (Switzerland)	136,802	1,503,454
Valero Energy Corp.	29,412	1,537,659

		7,711,846

Financials — 27.4%
Hartford Financial Services Group, Inc. (The)	73,118	2,913,752
Navient Corp.	130,101	1,847,434
Progressive Corp. (The)	14,780	480,498

	Number of Shares	Value
COMMON STOCKS — (Continued)
Financials — (Continued)
Prudential Financial, Inc.	21,118	$1,589,974
Public Storage REIT	3,717	888,066
Travelers Cos, Inc. (The)	17,720	2,059,418
Unum Group	49,144	1,641,901

		11,421,043

Health Care — 2.1%
AmerisourceBergen Corp.	4,207	358,394
CR Bard, Inc.	2,276	509,210

		867,604

Industrials — 1.0%
Republic Services, Inc.	8,232	421,972

Telecommunication Services — 5.3%
AT&T, Inc.	51,350	2,222,942

TOTAL COMMON STOCKS (Cost $41,658,026)		41,537,563

TOTAL INVESTMENTS - 99.6% (Cost $41,658,026)**		41,537,563

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		165,983

NET ASSETS - 100.0%		$41,703,546

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$41,658,026

Gross unrealized appreciation	$2,031,752
Gross unrealized depreciation	(2,152,215)

Net unrealized depreciation	$(120,463)

REIT	Real Estate Investment Trust

See accompanying Notes to the Quarterly Portfolio of Investments.

1

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Mount Lucas U.S. Focused Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements– The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 —	quoted prices in active markets for identical securities;

●	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$41,537,563	$41,537,563	$—	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

2

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 96.5%
Arizona — 2.1%
Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, Series B, 5.50%, 07/01/31, (NATL-RE, FGIC Insured)	5,000,000	6,819,900

California — 1.2%
Norwalk-La Mirada Unified School District GO, CAB, Series B, 0.00%, 08/01/27, (AGM-CR, FGIC Insured)	5,000,000	3,838,050

Florida — 0.4%
Orlando Utilities Commission, Water and Electric Revenue, Series D, ETM, 6.75%, 10/01/17	1,235,000	1,281,448

Georgia — 1.1%
Metropolitan Atlanta Rapid Transit Authority, Series C, Callable 07/01/26 at 100, 5.00%, 07/01/29	1,620,000	2,090,318
Municipal Electric Authority Power Revenue, Series W, Unrefunded Portion, 6.60%, 01/01/18, (NATL-RE, IBC, BNYM Insured)	1,395,000	1,467,219

		3,557,537

Guam — 0.7%
Territory Of Guam, Series A, Prerefunded 11/15/19 at 100, 6.75%, 11/15/29	1,775,000	2,121,658

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — 78.7%
Hawaii County GO, Series A, 5.25%, 07/15/17	500,000	522,575
Hawaii County GO, Series A, Callable 07/15/18 at 100, 6.00%, 07/15/26	1,655,000	1,828,328
Hawaii County GO, Series A, Callable 03/01/20 at 100, 4.00%, 03/01/28	2,470,000	2,750,987
Hawaii County GO, Series A, Callable 09/01/22 at 100, 5.00%, 09/01/29	500,000	604,195
Hawaii County GO, Series D, 5.00%, 09/01/24	1,450,000	1,847,358
Hawaii County GO, Series D, Callable 03/01/26 at 100, 5.00%, 09/01/28	1,000,000	1,287,470
Hawaii County GO, Series E, 5.00%, 09/01/24	1,000,000	1,274,040
Hawaii Housing Finance & Development Corp., Multi-Family Housing, Iwilei Apartments, Series A, Callable 01/01/31 at 100, 3.75%, 01/01/31, (FHLMC Insured)	3,460,000	3,713,964
Hawaii Housing Finance & Development Corp., Series A, Callable 06/06/16 at 100, 0.70%, 04/01/17	1,750,000	1,750,385
Hawaii Housing Finance & Development Corp., Series B, Callable 07/01/21 at 100, 3.88%, 07/01/25, (GNMA/FNMA Insured)	3,880,000	4,212,012

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, Callable 08/01/23 at 100, 5.00%, 08/01/28	400,000	467,160
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.00%, 07/01/22	2,700,000	3,128,976
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/28	1,010,000	1,172,539
Hawaii State Airports System Revenue, AMT, Callable 07/01/21 at 100, 5.00%, 07/01/23	3,500,000	4,034,800
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/29	2,040,000	2,363,197
Hawaii State Airports System Revenue, Series A, 5.25%, 07/01/20	1,320,000	1,543,502
Hawaii State Airports System Revenue, Series A, Callable 07/01/20 at 100, 5.25%, 07/01/21	1,000,000	1,169,950

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, 4.00%, 07/01/23	500,000	579,630
Hawaii State Department of Budget & Finance Revenue, Hawaii Pacific Health Obligation, Callable 07/01/23 at 100, 5.00%, 07/01/26	1,330,000	1,593,925
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.00%, 11/15/27	1,390,000	1,583,043
Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kahala Nui, Callable 11/15/22 at 100, 5.13%, 11/15/32	550,000	620,147
Hawaii State Department of Budget & Finance, Series A, Queens Health System, Callable 07/01/25 at 100, 5.00%, 07/01/35	9,000,000	10,971,990
Hawaii State Department of Hawaiian Home Lands Revenue, 5.00%, 04/01/18	775,000	828,328

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	890,000	916,513
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/19, (AMBAC Insured)	110,000	113,277
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/20, (AMBAC Insured)	4,575,000	4,711,289
Hawaii State GO, Series DJ, Prerefunded 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	980,000	1,009,194
Hawaii State GO, Series DJ, Unrefunded portion, Callable 04/01/17 at 100, 5.00%, 04/01/22, (AMBAC Insured)	140,000	144,171
Hawaii State GO, Series DK, 5.00%, 05/01/17	4,000,000	4,134,760
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	2,390,000	2,571,329
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/23	710,000	763,868

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DK, Prerefunded 05/01/18 at 100, 5.00%, 05/01/28	2,985,000	3,211,472
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/23	75,000	80,758
Hawaii State GO, Series DK, Unrefunded portion, Callable 05/01/18 at 100, 5.00%, 05/01/28	75,000	80,758
Hawaii State GO, Series DQ, Prerefunded 06/01/19 at 100, 5.00%, 06/01/23	1,660,000	1,861,491
Hawaii State GO, Series DT, 5.00%, 11/01/16	1,900,000	1,921,185
Hawaii State GO, Series DT, 5.00%, 11/01/19	3,000,000	3,415,140
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/29	2,000,000	2,384,240
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/30	3,000,000	3,571,230
Hawaii State GO, Series DZ, Callable 12/01/21 at 100, 5.00%, 12/01/31	2,800,000	3,328,388
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/22	155,000	187,714
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/23	875,000	1,059,678

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/26	1,150,000	1,392,719
Hawaii State GO, Series DZ, Prerefunded 12/01/21 at 100, 5.00%, 12/01/27	1,620,000	1,961,917
Hawaii State GO, Series DZ, Unrefunded Portion, Callable 12/01/21 at 100, 5.00%, 12/01/27	2,880,000	3,443,155
Hawaii State GO, Series EA, 5.00%, 12/01/19	265,000	302,508
Hawaii State GO, Series EA, 5.00%, 12/01/21	2,000,000	2,418,660
Hawaii State GO, Series EE, 4.00%, 11/01/17	1,450,000	1,512,495
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/24	1,760,000	2,157,602
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/26	2,885,000	3,527,057
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/27	825,000	1,007,498
Hawaii State GO, Series EE, Callable 11/01/22 at 100, 5.00%, 11/01/28	1,100,000	1,342,583
Hawaii State GO, Series EH, 5.00%, 08/01/23	900,000	1,126,044
Hawaii State GO, Series EH, Callable 08/01/23 at 100, 5.00%, 08/01/24	1,000,000	1,245,850
Hawaii State GO, Series EL, 5.00%, 08/01/23	1,000,000	1,251,160

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/26	1,700,000	2,148,137
Hawaii State GO, Series EO, Callable 08/01/24 at 100, 5.00%, 08/01/32	1,285,000	1,596,381
Hawaii State GO, Series EP, 5.00%, 08/01/24	1,000,000	1,274,850
Hawaii State GO, Series ET, 4.00%, 10/01/22	1,000,000	1,171,630
Hawaii State GO, Series EW, 5.00%, 10/01/18	2,000,000	2,190,020
Hawaii State GO, Series EY, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,980,000	3,837,197
Hawaii State GO, Series EZ, 5.00%, 10/01/21	4,000,000	4,816,240
Hawaii State GO, Series FB, 5.00%, 04/01/25	5,000,000	6,444,450
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 04/01/29	4,000,000	4,707,240
Hawaii State Harbor System Revenue, Series A, 5.00%, 07/01/17	185,000	192,280
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 4.75%, 07/01/24	220,000	248,400
Hawaii State Harbor System Revenue, Series A, Callable 07/01/20 at 100, 5.63%, 07/01/40	3,000,000	3,464,610
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/19	380,000	410,689

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21, (BAM Insured)	1,250,000	1,467,588
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/27	5,490,000	6,560,715
Hawaii State Highway Revenue, Series A, Callable 01/01/22 at 100, 5.00%, 01/01/28	1,120,000	1,337,134
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/24	500,000	636,495
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/27	300,000	376,521
Honolulu City & County Board of Water Supply System Revenue, Series A, Callable 07/01/22 at 100, 5.00%, 07/01/26	3,125,000	3,784,750
Honolulu City & County Board of Water Supply, System Revenue, Series A, Callable 07/01/24 at 100, 5.00%, 07/01/25	1,500,000	1,912,065

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 5.00%, 10/01/16	1,000,000	1,007,430
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,015,000	1,114,643
Honolulu City & County GO, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/21, (AGM Insured)	4,000,000	4,163,040
Honolulu City & County GO, Series A, 5.00%, 11/01/22	2,000,000	2,465,360
Honolulu City & County GO, Series A, Callable 04/01/19 at 100, 5.00%, 04/01/24	1,110,000	1,239,049
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/25	4,855,000	5,945,287
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/26	3,365,000	4,116,135
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/31	2,175,000	2,747,764
Honolulu City & County GO, Series A, Callable 11/01/22 at 100, 5.00%, 11/01/32	1,970,000	2,384,725

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/35	3,000,000	3,732,840
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/01/39	1,000,000	1,234,880
Honolulu City & County GO, Series A, Refunding, 5.00%, 04/01/18	4,790,000	5,136,126
Honolulu City & County GO, Series A, Refunding, 5.00%, 04/01/18	210,000	225,502
Honolulu City & County GO, Series A, Refunding, 5.00%, 10/01/19	1,000,000	1,134,190
Honolulu City & County GO, Series A, Refunding, Callable 11/01/22 at 100, 4.00%, 11/01/37	1,000,000	1,076,000
Honolulu City & County GO, Series B, 5.00%, 10/01/18	1,000,000	1,094,780
Honolulu City & County GO, Series B, 5.00%, 12/01/18	1,000,000	1,101,800
Honolulu City & County GO, Series B, 5.00%, 08/01/19	1,175,000	1,325,212
Honolulu City & County GO, Series B, 5.00%, 10/01/22	1,000,000	1,230,350
Honolulu City & County GO, Series B, Callable 11/01/23 at 100, 5.00%, 11/01/23	2,000,000	2,480,340

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series B, Callable 12/01/20 at 100, 5.00%, 12/01/25	2,280,000	2,668,467
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/27	2,000,000	2,571,360
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/29	3,500,000	4,455,500
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 4.00%, 09/01/21	250,000	274,512
Honolulu City & County Waste Water System Revenue, 1st Bond Resolution, Series A, Callable 07/01/17 at 100, 5.00%, 07/01/31, (NATL-RE Insured)	3,500,000	3,642,660
Honolulu City & County Waste Water System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/30	4,000,000	4,978,640
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, 5.00%, 07/01/20	250,000	290,770

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/26	3,000,000	3,849,660
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Refunding, Callable 07/01/25 at 100, 5.00%, 07/01/27	2,000,000	2,547,380
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series B, Refunding, 4.00%, 07/01/19	1,000,000	1,097,050
Honolulu City & County Waste Water System Revenue, Senior 1st Bond Resolution, Series B, Refunding, 4.00%, 07/01/21	1,520,000	1,745,082
Kauai County GO, Series A, 5.00%, 08/01/19	250,000	281,165
Kauai County GO, Series A, 5.00%, 08/01/22	315,000	383,626
Kauai County GO, Series A, Callable 08/01/21 at 100, 3.25%, 08/01/23	1,000,000	1,080,400

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Series A, Callable 08/01/22 at 100, 3.13%, 08/01/27	1,295,000	1,386,751
Maui County GO, Refunding, 5.00%, 06/01/20	3,075,000	3,581,114
Maui County GO, Refunding, 5.00%, 06/01/21	1,400,000	1,680,840
Maui County GO, Refunding, 5.00%, 06/01/23	300,000	377,649
Maui County GO, Series A, Prerefunded 07/01/17 at 100, 5.00%, 07/01/19	1,000,000	1,040,760
University of Hawaii Revenue, Series A, Callable 10/01/19 at 100, 5.25%, 10/01/34	1,000,000	1,125,910
University of Hawaii Revenue, Series A-2, 4.00%, 10/01/19	1,170,000	1,285,853
University of Hawaii Revenue, Series B, Refunding, 4.00%, 10/01/24	665,000	792,241
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/01/35	1,000,000	1,227,410
University of Hawaii Revenue, Series B-2, 5.00%, 10/01/18	1,310,000	1,429,118
University of Hawaii Revenue, Series E, Refunding, 5.00%, 10/01/24	4,600,000	5,832,248

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/01/29	1,000,000	1,278,820

		252,442,035

Illinois — 1.3%
Illinois Municipal Electric Agency Power Supply Revenue, Series C, 5.25%, 02/01/21, (NATL-RE, FGIC Insured)	3,665,000	4,314,328

Maine — 0.8%
Maine State GO, Series B, 5.00%, 06/01/24	2,000,000	2,550,740

Massachusetts — 3.2%
Commonwealth of Massachusetts GO, Series A, Callable 07/01/26 at 100, 5.00%, 07/01/28	1,720,000	2,222,963
Commonwealth of Massachusetts GO, Series A, Callable 07/01/26 at 100, 5.00%, 07/01/29	4,000,000	5,140,320
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Contract Assistance, Series B, Callable 01/01/20 at 100, 5.00%, 01/01/23	2,500,000	2,846,250

		10,209,533

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
New Jersey — 0.1%
Passaic Valley Sewage Commissioner System Revenue Refunding, Series G, 5.75%, 12/01/21	300,000	366,765

New York — 0.4%
Metropolitan Transportation Authority, Series A1, Callable 05/15/26 at 100, 5.00%, 11/15/36	1,115,000	1,364,225

Ohio — 2.1%
Ohio State GO, Series A, 5.00%, 09/01/25	2,395,000	3,103,896
Ohio State, Infrastructure Improvement GO, Series A, 5.00%, 08/01/21	1,000,000	1,197,630
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue, Series B, 5.00%, 12/01/22	2,000,000	2,472,740

		6,774,266

Texas — 2.7%
Galveston County GO, CAB, Series RD, 0.00%, 02/01/24, (NATL-RE)	2,630,000	2,309,771
Harris County GO, Series A, 5.00%, 10/01/25	1,000,000	1,305,490
Houston Water and Sewer System Revenue, Unrefunded Balance CAB, Junior Series A, 0.00%, 12/01/27, (AGM Insured)	2,000,000	1,573,240

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
San Antonio Electric & Gas Revenue, Series A, 5.00%, 02/01/18	2,000,000	2,131,660
Texas State Transportation Commission Mobility Fund GO, Callable 10/01/24 at 100, 5.00%, 10/01/27	1,000,000	1,250,750

		8,570,911

Washington — 1.7%
Clark County School District No 117 Camas, Callable 12/01/17 at 100, 5.00%, 12/01/25, (AGM Insured)	285,000	301,832
King County School District No. 403 Renton GO, Callable 12/01/16 at 100, 5.00%, 12/01/24, (NATL-RE, FGIC Insured, School Bond Guarantee)	3,000,000	3,045,030
Port Of Seattle Wa, Callable 02/01/16 at 100, 5.00%, 02/01/25, (XLCA Insured)	2,000,000	2,000,000

		5,346,862

TOTAL MUNICIPAL BONDS (Cost $292,238,869)		309,558,258

	Shares	Value ($)

REGISTERED INVESTMENT COMPANY — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares,0.23%(a)	8,644,693	8,644,693

TOTAL REGISTERED INVESTMENT COMPANY (Cost $8,644,693)		8,644,693

TOTAL INVESTMENTS - 99.2% (Cost $300,883,562)*		318,202,951
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		2,721,021

NET ASSETS - 100.0%		$ 320,923,972

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$300,883,562

Gross unrealized appreciation	$17,409,667
Gross unrealized depreciation	(90,278)

Net unrealized appreciation	$17,319,389

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2016.

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Securities Fund

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.
AMT	Subject to Alternative Minimum Tax
BAM	Build America Mutual
BNYM	Bank of New York Mellon
CAB	Capital Appreciation Bond
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insurance Bond Certificate
NATL-RE	National Reinsurance Corp.
XLCA	XL Capital Assurance

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — 98.6%
Alaska — 0.7%
Alaska State GO, Series A, 5.00%, 08/01/18	500,000	543,030

Colorado — 0.7%
Boulder County Sales and Use Tax Revenue, Open Space, 5.00%, 12/15/18, (MAC Insured)	500,000	550,370

Connecticut — 0.7%
State Connecticut Special Tax Revenue, Series B, 5.00%, 12/01/18	500,000	549,795

Florida — 0.9%
JEA Electric System Revenue, Sub-Series A, 5.00%, 10/01/18	650,000	709,690

Georgia — 1.4%
Georgia State GO, Series I, 5.00%, 11/01/17	1,000,000	1,056,010

Hawaii — 65.4%
Hawaii County GO, Series A, Callable 07/15/18 at 100, 5.00%, 07/15/21	120,000	130,244
Hawaii County GO, Series B, 5.00%, 07/15/17, (AMBAC INSURED)	300,000	312,837
Hawaii State Airports System Revenue, AMT, Callable 08/01/2027 at 100, 5.00%, 08/01/27	260,000	305,666

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, Refunding AMT, 5.00%, 07/01/19	135,000	150,331
Hawaii State Airports System Revenue, Refunding, AMT, 5.00%, 07/01/21	2,000,000	2,334,340
Hawaii State Airports System Revenue, Refunding, AMT, Callable 07/01/21 at 100, 4.13%, 07/01/24	500,000	554,900
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/17	680,000	707,078
Hawaii State Department of Budget & Finance, Pacific Health Obligation, 5.00%, 07/01/18	680,000	735,543
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 3.00%, 07/01/17	2,000,000	2,043,360
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/18	600,000	637,638
Hawaii State Department of Budget & Finance, Series A, Queens Health System, 4.00%, 07/01/19	400,000	436,032

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Refunding Series EA, 5.00%, 12/01/18	500,000	551,020
Hawaii State GO, Refunding Series EF, Callable 11/01/22 at 100, 5.00%, 11/01/24	960,000	1,176,874
Hawaii State GO, Refunding Series EZ, Callable 10/01/25 at 100, 5.00%, 10/01/26	500,000	647,275
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/17	750,000	791,618
Hawaii State GO, Refunding, Series EF, 5.00%, 11/01/18	500,000	549,205
Hawaii State GO, Refunding, Series EL, 3.00%, 08/01/17	1,000,000	1,024,970
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/19	500,000	564,235
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/20	500,000	582,610
Hawaii State GO, Refunding, Series EP, 5.00%, 08/01/22	1,000,000	1,226,290
Hawaii State GO, Series DQ, 5.00%, 06/01/17	375,000	389,018
Hawaii State GO, Series DT, 5.00%, 11/01/17	200,000	211,098

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series EA, 4.00%, 12/01/20	1,000,000	1,134,930
Hawaii State GO, Series EA, Callable 12/01/23 at 100, 5.00%, 12/01/23	1,000,000	1,200,690
Hawaii State GO, Series EE, 4.00%, 11/01/22	1,020,000	1,196,674
Hawaii State GO, Series EH, Callable 08/01/24 at 100, 5.00%, 08/01/24	1,000,000	1,245,850
Hawaii State GO, Unrefunded Balance, Series DJ, Callable 04/01/17 at 100, 5.00%, 04/01/20, (AMBAC INSURED)	1,880,000	1,936,005
Hawaii State Highway Revenue, Refunding, Series B, 4.00%, 01/01/18	750,000	786,645
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/17	325,000	329,758
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/18	995,000	1,043,616
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/20	500,000	571,065

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Highway Revenue, Series A, 5.00%, 01/01/21	1,000,000	1,174,070
Hawaii State Highway Revenue, Series A, 4.00%, 01/01/21	1,000,000	1,130,980
Hawaii State Highway Revenue, Series B, 5.25%, 07/01/18, (AGM Insured)	500,000	544,510
Hawaii State Housing Finance & Development Corp., Series A, 2.35%, 07/01/17, (GNMA/FNMA Insured)	550,000	557,370
Hawaii State Housing Finance & Development Corp., Series A, 2.70%, 07/01/18, (GNMA/FNMA Insured)	560,000	578,082
Honolulu City & County Board of Water Supply System Revenue, Refunding, Series A, 5.00%, 07/01/23	500,000	624,520
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/20	320,000	370,307
Honolulu City & County Board of Water Supply System Revenue, Series A, 5.00%, 07/01/22	650,000	790,946

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series A, 5.00%, 10/01/17	1,000,000	1,052,030
Honolulu City & County GO, Series A, 5.00%, 04/01/18	25,000	26,846
Honolulu City & County GO, Series A, 5.00%, 10/01/18	1,000,000	1,094,780
Honolulu City & County GO, Series A, 5.00%, 11/01/18	1,500,000	1,647,255
Honolulu City & County GO, Series A, 3.00%, 11/01/18	800,000	842,920
Honolulu City & County GO, Series A, Prerefunded, 4.00%, 08/01/16	245,000	245,000
Honolulu City & County GO, Series A, Prerefunded, 5.00%, 04/01/18	175,000	187,646
Honolulu City & County GO, Series A, Unrefunded Portion, 4.00%, 08/01/16	255,000	255,000
Honolulu City & County GO, Series B, 5.00%, 08/01/16	625,000	625,000
Honolulu City & County GO, Series B, 5.00%, 11/01/20	500,000	586,545

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series D, Callable 09/01/19 at 100, 5.25%, 09/01/23	1,000,000	1,140,270
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/19	1,000,000	1,125,850
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/20	1,000,000	1,163,080
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series A, 5.00%, 07/01/21	1,000,000	1,196,000
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Refunding, Senior Series B, 4.00%, 07/01/19	480,000	526,584
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Senior Series A, Callable 07/01/2022 at 100, 5.00%, 07/01/23	500,000	614,515

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series-B, 4.25%, 07/01/17, (NATL-RE Insured)	150,000	155,134
Honolulu City & County Wastewater System Revenue, Junior Series A, 5.00%, 07/01/19	800,000	898,704
Honolulu City & County Wastewater System Revenue, Senior Series A, 4.00%, 07/01/21	1,005,000	1,147,057
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 5.00%, 07/01/20	500,000	581,540
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, 4.00%, 07/01/21	500,000	574,040
Kauai County GO, Series A, 2.25%, 08/01/17	150,000	152,631
Kauai County GO, Series A, 3.00%, 08/01/20	295,000	319,131

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Kauai County GO, Series A, 2.00%, 08/01/16	500,000	500,000
Maui County GO, Series B, 5.00%, 06/01/18	250,000	270,250
Maui County GO, Refunding, 5.00%, 06/01/18	300,000	324,300
Maui County GO, Refunding, 5.00%, 06/01/19	100,000	112,589
Maui County GO, Refunding, 5.00%, 06/01/20	530,000	617,233
Maui County GO, Refunding, 5.00%, 06/01/21	200,000	240,120
University Of Hawaii Revenue, Refunding, Series B, 4.00%, 10/01/23	500,000	587,160
University of Hawaii Revenue, Series A, 4.00%, 10/01/16	625,000	628,625
University of Hawaii Revenue, Series A, 2.00%, 10/01/18	230,000	236,150

		50,952,185

Idaho — 1.4%
Madison County School District No 321 Rexburg GO, Refunding, Series A, 4.00%, 08/15/18, (ID SLSTAX GTY Insured)	1,000,000	1,065,460

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Indiana — 1.2%
Indiana Finance Authority Revenue, Refunding Facilities, 07/01/18 at 100, 5.00%, 07/01/20	865,000	936,518

Iowa — 0.6%
University of Iowa Facilities Corp. Revenue, Medical Education & Biomed Research Facility, 3.75%, 06/01/18	435,000	460,034

Kansas — 1.9%
City of Wichita GO, Refunding, Sales Tax, Series E, 4.00%, 10/01/17	1,460,000	1,519,422

Michigan — 0.5%
Michigan Municipal Bond Authority Revenue, Prerefunded Portion Clean Water Revolving, Callable 10/01/16 at 100, 5.00%, 10/01/18	295,000	297,154
Michigan Municipal Bond Authority Revenue, Unrefunded Portion Clean Water Revolving, Callable 10/01/16 at 100, 5.00%, 10/01/18	70,000	70,491

		367,645

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Missouri — 1.3%
Kansas City Special Obligation Refunding & Improvement Revenue, Series B, 5.00%, 08/01/18	450,000	487,134
St Charles County School District No R-IV Wentzville GO, Refunding, 4.00%, 03/01/19, (ST AID DIR DEP)	500,000	543,285

		1,030,419

Nevada — 0.8%
Clark County GO, Refunding Infrastructure Improvement, Series B, 4.00%, 07/01/18	585,000	622,966

New York — 0.7%
New York City GO, Series J, 5.00%, 08/01/18	470,000	511,134

Oklahoma — 2.2%
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/17	500,000	519,445
Cleveland County Educational Facilities Authority Revenue, 5.00%, 07/01/18	500,000	539,545

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Oklahoma — (Continued)
Oklahoma Development Finance Authority Health Refunding, INTEGRIS Baptist Medical Center, Series C, 5.00%, 08/15/16	455,000	455,696
Oklahoma Water Resources Board Loan Revenue, Series A, 5.00%, 10/01/20	200,000	234,040

		1,748,726

Oregon — 0.8%
Oregon State GO, University System Revenue, Series A, 5.00%, 08/01/16	100,000	100,000
Portland City, Water System Revenue, First Lien, Series A, 5.00%, 05/01/18	460,000	495,484

		595,484

Texas — 8.9%
Austin City of Water & Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/20	500,000	585,020
Bexar County GO, Edgewood Independent School District, Refunding, 4.00%, 08/15/21, (PSF-GTD Insured)	450,000	516,820

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Carrollton City Improvement Revenue GO, 3.00%, 08/15/23	870,000	965,387
Dallas Independent School District GO, Refunding, Series A, 5.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,129,480
Harris County GO, Refunding Road, Series A, 5.00%, 10/01/20	1,000,000	1,169,750
Texas State GO, Unrefunded Portion Transportation Commission, 5.00%, 04/01/17	905,000	932,204
University of Texas, Finance System Revenue, Series B, Callable 08/15/16 at 100, 5.00%, 08/15/21	500,000	500,765
Ysleta Independent School District GO, Refunding, 4.00%, 08/15/19, (PSF-GTD Insured)	1,000,000	1,097,600

		6,897,026

Utah — 1.4%
Utah State Board of Regents, Student Loan Series EE-2, 5.00%, 11/01/17, (GTD STD LNS Insured)	1,000,000	1,055,620

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Virginia — 1.3%
Virginia Public School Authority Revenue, Series II, 5.00%, 04/15/17	1,000,000	1,031,690

Washington — 3.6%
County of King GO, Callable 06/01/23 at 100, 5.00%, 06/01/23	1,000,000	1,238,430
Klickitat County Public Utility District No 1, Unrefunded, Series B, Callable 12/01/19 at 100, 5.25%, 12/01/19, (NATL-RE Insured)	185,000	187,799
Snohomish County School District GO, Callable 12/01/16 at 100, 5.00%, 12/01/17, (NATL SCH BN GTY Insured)	200,000	203,002
Washington State, GO Various Purpose, Series D, 5.00%, 02/01/22	1,000,000	1,209,760

		2,838,991

Wisconsin — 2.2%
Milwaukee City GO, Promissory & Corporate Notes, Series N2, 5.00%, 05/01/20	400,000	461,688

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Principal Amount ($)	Value ($)

MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Wisconsin State GO, Refunding, Series 3, 5.00%, 11/01/22	1,000,000	1,232,000

		1,693,688

TOTAL MUNICIPAL BONDS (Cost $74,874,114)		76,735,903

	Shares

REGISTERED INVESTMENT COMPANY — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.23%(a)	378,850	378,850

TOTAL REGISTERED INVESTMENT COMPANY (Cost $378,850)		378,850

TOTAL INVESTMENTS - 99.1% (Cost $75,252,964)*		77,114,753
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		727,079

NET ASSETS - 100.0%		$77,841,832

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$75,252,964

Gross unrealized appreciation	$1,861,859
Gross unrealized depreciation	(70)

Net unrealized appreciation	$1,861,789

(a)	Floating or variable rate security. Rate disclosed is as of July 31, 2016.

Portfolio holdings are subject to change at any time.

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Pacific Capital Tax-Free Short Intermediate Securities Fund

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation

GTD STD LNS	Guaranteed Student Loans
ID SLSTAX GTY	Idaho Sales Tax Guaranty
MAC	Municipal Assurance Corp
NATL-RE	National Reinsurance Corp.
NATL SCH BN GTY	National School Board Guarantee
PSF-GTD	Permanent School Fund Guaranteed
ST AID DIR DEP	State Aid Direct Deposit

See accompanying Notes to the Quarterly Portfolio of Investments.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund’s (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized in the three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The fair value of a Funds’ bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Municipal Bonds	$309,558,258	$—	$309,558,258	$—
Registered Investment Company	8,644,693	8,644,693	—	—

Total	$318,202,951	$8,644,693	$309,558,258	$—

Pacific Capital Tax-Free Short Intermediate Securities Fund
Municipal Bonds	$76,735,903	$—	$76,735,903	$—
Registered Investment Company	378,850	378,850	—	—

Total	$77,114,753	$378,850	$76,735,903	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values a Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

PACIFIC CAPITAL FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

PEMBERWICK FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — 62.2%
Basic Materials — 0.0%
Praxair, Inc. 1.05%, 11/07/2017	15,000	15,027
Praxair, Inc. 1.25%, 11/07/2018	30,000	30,102

		45,129

Communications — 3.7%
AT&T, Inc. 1.40%, 12/01/2017	15,000	15,022
AT&T, Inc. 1.58%, 11/27/2018 (a)	2,000,000	2,013,488
Cisco Systems, Inc. 4.95%, 02/15/2019	25,000	27,417
Cisco Systems, Inc. 2.13%, 03/01/2019	105,000	107,896
eBay, Inc. 1.35%, 07/15/2017	50,000	50,075
Verizon Communications, Inc. 1.43%, 06/17/2019 (a)	3,000,000	3,038,628
Walt Disney Co. (The) 0.88%, 05/30/2017	17,000	17,019
Walt Disney Co. (The) 5.88%, 12/15/2017	30,000	31,997
Walt Disney Co. (The) 1.65%, 01/08/2019	17,000	17,292
Walt Disney Co. (The) 0.98%, 05/30/2019 (a)	1,000,000	1,000,585

		6,319,419

Consumer, Cyclical — 2.5%
Daimler Finance North America, LLC 2.63%, 09/15/2016	2,000,000	2,004,176
Home Depot, Inc. (The) 2.00%, 06/15/2019	30,000	30,855

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Consumer, Cyclical — (Continued)
Mcdonald’s Corp. 5.30%, 03/15/2017	25,000	25,652
Mcdonald’s Corp. 5.35%, 03/01/2018	10,000	10,650
Toyota Motor Credit Corp. 1.38%, 01/10/2018	30,000	30,149
Toyota Motor Credit Corp. 2.00%, 10/24/2018	25,000	25,500
Toyota Motor Credit Corp. 2.10%, 01/17/2019	68,000	69,552
VF Corp. 5.95%, 11/01/2017	35,000	37,096
Volkswagen International Finance NV 1.60%, 11/20/2017	2,000,000	1,999,896
Wal-Mart Stores, Inc. 1.00%, 04/21/2017	30,000	30,078
Wal-Mart Stores, Inc. 1.13%, 04/11/2018	40,000	40,220

		4,303,824

Consumer, Non-cyclical — 3.1%
Amgen, Inc. 1.25%, 05/22/2017	1,000,000	1,001,541
Anheuser-busch Inbev Finance, Inc. 1.13%, 01/27/2017	2,000,000	2,004,542
Coca-cola Co. (The) 1.65%, 03/14/2018	30,000	30,380
Coca-cola Co. (The) 1.38%, 05/30/2019	20,000	20,224
Danaher Corp. 5.40%, 03/01/2019	34,000	37,665
Danaher Corp. 2.40%, 09/15/2020	25,000	25,966

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Consumer, Non-cyclical — (Continued)
Diageo Capital PLC 5.75%, 10/23/2017	2,000,000	2,110,378
Glaxosmithkline Capital PLC 1.50%, 05/08/2017	15,000	15,068
Glaxosmithkline Capital, Inc. 5.65%, 05/15/2018	15,000	16,201
Johnson & Johnson 0.70%, 11/28/2016	54,000	54,021
Johnson & Johnson 1.13%, 03/01/2019	30,000	30,170
Pepsico, Inc. 1.00%, 10/13/2017	30,000	30,070
Pepsico, Inc. 1.50%, 02/22/2019	15,000	15,193
Pepsico, Inc. 2.15%, 10/14/2020	60,000	61,875

		5,453,294

Energy — 2.2%
BP Capital Markets PLC 1.85%, 05/05/2017	3,150,000	3,166,651
Chevron Corp. 1.10%, 12/05/2017	15,000	15,017
Chevron Corp. 1.37%, 03/02/2018	50,000	50,259
Chevron Corp. 1.72%, 06/24/2018	35,000	35,475
Chevron Corp. 1.79%, 11/16/2018	50,000	50,774
Chevron Corp. 4.95%, 03/03/2019	20,000	21,881
Conocophillips 6.65%, 07/15/2018	25,000	27,234
Conocophillips 6.00%, 01/15/2020	20,000	22,650

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Energy — (Continued)
Conocophillips Co. 1.50%, 05/15/2018	30,000	30,018
Eog Resources, Inc. 5.63%, 06/01/2019	15,000	16,517
Exxon Mobil Corp. 1.31%, 03/06/2018	50,000	50,302
Exxon Mobil Corp. 1.82%, 03/15/2019	100,000	101,728
Halliburton Co. 1.00%, 08/01/2016	70,000	70,000
Occidental Petroleum Corp. 1.50%, 02/15/2018	60,000	60,279
Phillips 66 2.95%, 05/01/2017	25,000	25,334
Statoil ASA 1.25%, 11/09/2017	30,000	30,057
Statoil ASA 1.95%, 11/08/2018	10,000	10,159
Statoil ASA 5.25%, 04/15/2019	15,000	16,497

		3,800,832

Financial — 40.7%
American Express Bank FSB 0.78%, 06/12/2017 (a)	405,000	404,459
American Express Bank FSB 6.00%, 09/13/2017	950,000	999,876
American Express Credit Corp. 1.13%, 06/05/2017	2,025,000	2,027,764
American Express Credit Corp. 1.56%, 11/05/2018 (a)	500,000	503,568

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
American Express Credit Corp. 2.25%, 08/15/2019	95,000	97,358
American Honda Finance Corp. 1.48%, 02/22/2019 (a)	500,000	505,817
Bank Of America Corp. 6.50%, 08/01/2016	2,000,000	2,000,000
Bank Of America Corp. 5.63%, 10/14/2016	1,815,000	1,832,555
Bank Of America Corp. 6.40%, 08/28/2017	50,000	52,671
Bank of America Corp. 5.75%, 12/01/2017	1,625,000	1,715,787
Bank Of America Corp. 2.65%, 04/01/2019	60,000	61,563
Bank Of New York Mellon Corp. (The) 2.20%, 03/04/2019	59,000	60,333
Bank Of New York Mellon Corp. (The) 4.60%, 01/15/2020	30,000	33,092
Bank Of New York Mellon Corp. (The) 2.45%, 11/27/2020	35,000	36,200
Bank Of Nova Scotia (The) 1.30%, 07/21/2017	325,000	325,687
Bank Of Nova Scotia (The) 1.45%, 04/25/2018	2,000,000	2,010,328
Bank Of Nova Scotia (The) 1.51%, 01/15/2019 (a)	1,000,000	1,007,447
Berkshire Hathaway Finance Corp. 1.30%, 05/15/2018	8,000	8,038

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Berkshire Hathaway Finance Corp. 5.40%, 05/15/2018	60,000	64,686
Berkshire Hathaway, Inc. 1.55%, 02/09/2018	100,000	100,961
Blackrock, Inc. 5.00%, 12/10/2019	75,000	83,878
Boston Properties LP 3.70%, 11/15/2018	15,000	15,694
Capital One Bank USA NA 1.20%, 02/13/2017	6,592,000	6,595,955
Capital One NA 1.50%, 03/22/2018	1,000,000	999,399
Capital One NA 1.78%, 08/17/2018 (a)	500,000	503,675
Caterpillar Financial Services Corp. 1.25%, 08/18/2017	20,000	20,060
Caterpillar Financial Services Corp. 1.80%, 11/13/2018	25,000	25,399
Caterpillar Financial Services Corp. 2.10%, 06/09/2019	15,000	15,386
Caterpillar Financial Services Corp. 2.25%, 12/01/2019	20,000	20,640
Charles Schwab Corp. (The) 2.20%, 07/25/2018	40,000	40,712
Chubb Corp. (The) 5.75%, 05/15/2018	35,000	37,765
Credit Suisse 1.16%, 05/26/2017 (a)	1,000,000	999,888
Credit Suisse 1.44%, 01/29/2018 (a)	3,900,000	3,900,238

See accompanying Notes to the Quarterly Portfolio of Investments.

3

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Credit Suisse 1.75%, 01/29/2018	1,000,000	1,001,598
Credit Suisse 1.41%, 04/27/2018 (a)	1,000,000	998,690
Credit Suisse 1.70%, 04/27/2018	1,000,000	999,255
Daimler Finance North America, LLC 1.38%, 08/01/2017	1,000,000	999,196
Deutsche Bank AG 6.00%, 09/01/2017	709,000	737,800
General Electric Co. 2.90%, 01/09/2017	110,000	110,989
General Electric Co. 5.40%, 02/15/2017	75,000	76,831
General Electric Co. 5.63%, 05/01/2018	80,000	86,566
General Electric Co. 5.50%, 01/08/2020	20,000	22,764
General Electric Co. Callable 06/15/2022 at 100.0 4.00%, 12/29/2049 (a)(b)	1,234,000	1,257,138
Goldman Sachs Group, Inc. (The) 2.65%, 09/20/2016 (a)	1,000,000	1,002,155
Goldman Sachs Group, Inc. (The) 6.25%, 09/01/2017	950,000	998,905
Goldman Sachs Group, Inc. (The) 6.15%, 04/01/2018	30,000	32,273
Goldman Sachs Group, Inc. (The) 1.73%, 11/15/2018 (a)	4,240,000	4,271,533

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Goldman Sachs Group, Inc. (The) 7.50%, 02/15/2019	130,000	148,445
HSBC USA, Inc. 1.50%, 11/13/2017	2,000,000	1,996,976
HSBC USA, Inc. 1.70%, 03/05/2018	1,000,000	1,000,736
HSBC USA, Inc. 1.56%, 08/07/2018 (a)	1,000,000	996,213
John Deere Capital Corp. 1.40%, 03/15/2017	50,000	50,194
John Deere Capital Corp. 1.55%, 12/15/2017	40,000	40,392
John Deere Capital Corp. 1.60%, 07/13/2018	18,000	18,197
John Deere Capital Corp. 1.75%, 08/10/2018	20,000	20,256
John Deere Capital Corp. 1.23%, 01/08/2019 (a)	500,000	502,444
Morgan Stanley 6.25%, 08/28/2017	4,000,000	4,205,900
Morgan Stanley 2.00%, 04/25/2018 (a)	2,725,000	2,757,534
National City Bank 1.00%, 12/15/2016 (a)	4,000,000	3,998,848
National City Bank 1.05%, 06/07/2017 (a)	2,075,000	2,073,662
National Rural Utilities Cooperative Finance Corp. 5.45%, 02/01/2018	50,000	53,188
PACCAR Financial Corp. 1.60%, 03/15/2017	30,000	30,147
PACCAR Financial Corp. 1.40%, 11/17/2017	30,000	30,200

See accompanying Notes to the Quarterly Portfolio of Investments.

4

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
PACCAR Financial Corp. 1.30%, 05/10/2019	12,000	12,052
State Street Corp. 5.38%, 04/30/2017	15,000	15,496
State Street Corp. 1.35%, 05/15/2018	92,000	92,535
Toyota Motor Credit Corp. 2.13%, 07/18/2019	40,000	41,052
Travelers Cos, Inc. (The) 3.90%, 11/01/2020	50,000	54,763
UBS AG 1.38%, 08/14/2017	2,000,000	2,002,486
UBS AG 1.34%, 03/26/2018 (a)	2,750,000	2,754,752
US Bancorp 2.20%, 11/15/2016	15,000	15,043
US Bancorp 1.95%, 11/15/2018	75,000	76,449
US Bank NA 1.35%, 01/26/2018	2,368,000	2,380,176
Wachovia Corp. 5.75%, 02/01/2018	440,000	469,593
Wells Fargo &Co. 2.63%, 12/15/2016	2,000,000	2,013,822
Wells Fargo &Co. 5.63%, 12/11/2017	50,000	52,966
Wells Fargo &Co. 1.35%, 04/23/2018 (a)	127,000	127,383
Wells Fargo &Co. 2.15%, 01/30/2020	200,000	204,157
Wells Fargo &Co. 2.60%, 07/22/2020	90,000	93,204
Wells Fargo &Co. 4.60%, 04/01/2021	60,000	67,072

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Financial — (Continued)
Wells Fargo & Co. 2.10%, 07/26/2021	50,000	50,266
Wells Fargo Bank NA 1.44%, 01/22/2018 (a)	2,000,000	2,010,738

		70,159,909

Health Care — 4.5%
AbbVie, Inc. 1.75%, 11/06/2017	3,000,000	3,017,190
AbbVie, Inc. 1.80%, 05/14/2018	2,000,000	2,017,044
Astrazeneca PLC 5.90%, 09/15/2017	2,000,000	2,107,078
Merck & Co., Inc. 1.10%, 01/31/2018	488,000	490,096
Merck & Co., Inc. 1.85%, 02/10/2020	14,000	14,343
Pfizer, Inc. 0.90%, 01/15/2017	50,000	50,037

		7,695,788

Industrial — 2.5%
Boeing Co. (The) 0.95%, 05/15/2018	50,000	50,082
Emerson Electric Co. 4.88%, 10/15/2019	45,000	50,128
General Dynamics Corp. 1.00%, 11/15/2017	2,030,000	2,036,421
Honeywell International, Inc. 5.30%, 03/01/2018	50,000	53,431
Honeywell International, Inc. 5.00%, 02/15/2019	25,000	27,436
Illinois Tool Works, Inc. 0.90%, 02/25/2017	31,000	31,027
Illinois Tool Works, Inc. 1.95%, 03/01/2019	50,000	51,101

See accompanying Notes to the Quarterly Portfolio of Investments.

5

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Industrial — (Continued)
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	1,000,000	1,024,146
United Parcel Service, Inc. 1.13%, 10/01/2017	30,000	30,160
United Technologies Corp. 1.78%, 05/04/2018 (c)	1,000,000	1,008,739

		4,362,671

Technology — 2.7%
Apple, Inc. 0.90%, 05/12/2017	18,000	18,008
Apple, Inc. 1.00%, 05/03/2018	41,000	41,083
Apple, Inc. 1.47%, 02/22/2019 (a)	1,000,000	1,014,734
Apple, Inc. 1.55%, 02/07/2020	10,000	10,107
Apple, Inc. 2.25%, 02/23/2021	13,000	13,422
Apple, Inc. 1.55%, 08/04/2021	97,000	97,146
HP, Inc. 1.61%, 01/14/2019 (a)	1,500,000	1,497,003
HP, Inc. 2.75%, 01/14/2019	1,500,000	1,533,201
Intel Corp. 1.95%, 10/01/2016	47,000	47,101
Intel Corp. 2.45%, 07/29/2020	50,000	52,173
Microsoft Corp. 1.00%, 05/01/2018	60,000	60,193
Microsoft Corp. 1.30%, 11/03/2018	34,000	34,261
Microsoft Corp. 4.20%, 06/01/2019	30,000	32,673

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Technology — (Continued)
National Semiconductor Corp. 6.60%, 06/15/2017	25,000	26,233
Oracle Corp. 2.38%, 01/15/2019	15,000	15,440
Oracle Corp. 2.25%, 10/08/2019	130,000	134,314

		4,627,092

Utilities — 0.3%
Duke Energy Carolinas, LLC 5.25%, 01/15/2018	35,000	37,074
Duke Energy Carolinas, LLC 4.30%, 06/15/2020	25,000	27,833
Duke Energy Carolinas, LLC 3.90%, 06/15/2021	25,000	27,671
Duke Energy Florida, LLC 5.65%, 06/15/2018	25,000	27,095
Kentucky Utilities Co. 3.25%, 11/01/2020	30,000	31,947
Northern States Power Co/MN 2.20%, 08/15/2020	30,000	31,012
Pacificorp 5.65%, 07/15/2018	25,000	27,253
PECO Energy Co. 1.20%, 10/15/2016	28,000	28,019
Public Service Co. Of Colorado 3.20%, 11/15/2020	30,000	32,062
Public Service Electric & Gas Co. 1.80%, 06/01/2019	25,000	25,471

See accompanying Notes to the Quarterly Portfolio of Investments.

6

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value($)	Value($)

CORPORATE BONDS AND NOTES — (Continued)
Utilities — (Continued)
Public Service Electric & Gas Co. 2.00%, 08/15/2019	75,000	76,826
Southern California Edison Co. 1.13%, 05/01/2017	7,000	7,016
Southern California Edison Co. 5.50%, 08/15/2018	45,000	49,143
Wisconsin Electric Power Co. 1.70%, 06/15/2018	25,000	25,214
Wisconsin Power & Light Co. 5.00%, 07/15/2019	25,000	27,308

		480,944

TOTAL CORPORATE BONDS AND NOTES (Cost $106,638,412)		107,248,902

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Federal Home Loan Mortgage Corporation REMICS — 0.4%
Series 2542, Class ES 5.00%, 12/15/2017	6,348	6,465
Series 2564, Class HJ 5.00%, 02/15/2018	4,561	4,652
Series 2617, Class TK 4.50%, 05/15/2018	18,415	18,868
Series 2617, Class GR 4.50%, 05/15/2018	10,299	10,530
Series 2611, Class UH 4.50%, 05/15/2018	9,171	9,394
Series 2627, Class MC 4.50%, 06/15/2018	18,104	18,499

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation REMICS — (Continued)
Series 2649, Class KA 4.50%, 07/15/2018	13,187	13,508
Series 2693, Class PE 4.50%, 10/15/2018	16,693	17,132
Series 2746, Class EG 4.50%, 02/15/2019	18,643	19,136
Series 2780, Class JG 4.50%, 04/15/2019	495	513
Series 2814, Class GB 5.00%, 06/15/2019	2,916	3,023
Series 2989, Class TG 5.00%, 06/15/2025	41,785	45,812
Series 3002, Class YD 4.50%, 07/15/2025	16,928	18,380
Series 2526, Class FI 1.48%, 02/15/2032(a)	80,974	82,799
Series 2881, Class AE 5.00%, 08/15/2034	16,325	17,460
Series 2933, Class HD 5.50%, 02/15/2035	25,277	28,187
Series 4305, Class KA 3.00%, 03/15/2038	99,098	101,453
Series 3843, Class GH 3.75%, 10/15/2039	66,314	69,523
Series 3786, Class NA 4.50%, 07/15/2040	109,914	119,123
Series 4305, Class A 3.50%, 06/15/2048	130,238	136,408

		740,865

See accompanying Notes to the Quarterly Portfolio of Investments.

7

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — 0.5%
Series 2003-92, Class PE 4.50%, 09/25/2018	15,419	15,813
Series 2003-80, Class YE 4.00%, 06/25/2023	4,151	4,186
Series 2005-40, Class YG 5.00%, 05/25/2025	36,643	40,159
Series 2011-122, Class A 3.00%, 12/25/2025	88,677	90,548
Series 2007-27, Class MQ 5.50%, 04/25/2027	10,191	11,429
Series 2005-16, Class PE 5.00%, 03/25/2034	3,899	3,928
Series 2005-48, Class AR 5.50%, 02/25/2035	23,659	25,032
Series 2005-62, Class CQ 4.75%, 07/25/2035	10,622	11,158
Series 2005-64, Class PL 5.50%, 07/25/2035	59,322	67,358
Series 2005-68, Class PG 5.50%, 08/25/2035	41,140	46,842
Series 2005-83, Class LA 5.50%, 10/25/2035	23,603	26,631
Series 2006-57, Class AD 5.75%, 06/25/2036	126,852	137,656
Series 2014-23, Class PA 3.50%, 08/25/2036	130,321	135,309
Series 2007-39, Class NA 4.25%, 01/25/2037	6,815	6,985
Series 2013-83, Class CA 3.50%, 10/25/2037	109,532	114,550
Series 2009-47, Class PA 4.50%, 07/25/2039	17,246	18,185

	Par Value($)	Value($)

COLLATERALIZED MORTGAGE OBLIGATIONS — (Continued)
Federal National Mortgage Association REMICS — (Continued)
Series 2011-113, Class NE 4.00%, 03/25/2040	63,466	65,044

		820,813

Government National Mortgage Association — 0.2%
Series 2013-88, Class WA 4.99%, 06/20/2030(a)	79,969	86,977
Series 2002-22, Class GF 6.50%, 03/20/2032	44,906	53,583
Series 2002-51, Class D 6.00%, 07/20/2032	53,701	61,085
Series 2008-50, Class NA 5.50%, 03/16/2037	13,544	14,160
Series 2007-11, Class PE 5.50%, 03/20/2037	29,572	33,285
Series 2013-113, Class UB 3.00%, 11/20/2038	84,468	86,262

		335,352

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,867,944)		1,897,030

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Federal Home Loan Bank — 0.6%
0.50%, 09/28/2016	305,000	305,045
4.75%, 12/16/2016	170,000	172,711
0.75%, 08/28/2017	150,000	150,169
0.88%, 03/19/2018	400,000	400,885

		1,028,810

Federal Home Loan Mortgage Corporation — 0.6%
1.00%, 03/08/2017	140,000	140,405

See accompanying Notes to the Quarterly Portfolio of Investments.

8

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation — (Continued)
0.75%, 07/14/2017	595,000	595,725
5.50%, 04/01/2021 Gold Pool #G11941	28,929	30,908
5.50%, 11/01/2021 Gold Pool #G12454	13,920	14,919
5.50%, 04/01/2023 Gold Pool #G13145	26,169	28,513
4.00%, 02/01/2026 Gold Pool #J14494	64,428	68,642
4.00%, 06/01/2026 Gold Pool #J15974	21,082	22,294
4.50%, 06/01/2029 Gold Pool #C91251	19,985	21,786
4.50%, 12/01/2029 Gold Pool #C91281	38,534	42,043
4.50%, 04/01/2030 Gold Pool #C91295	21,245	23,181

		988,416

Federal National Mortgage Association — 1.3%
6.00%, 09/01/2019 Pool #735439	2,395	2,467
5.50%, 06/01/2020 Pool #888601	5,324	5,529
5.00%, 05/01/2023 Pool #254762	16,519	18,271
5.50%, 01/01/2024 Pool #AD0471	14,644	15,823
5.00%, 12/01/2025 Pool #256045	32,926	36,417
5.50%, 05/01/2028 Pool #257204	26,666	29,900

	Par Value($)	Value($)

U.S. GOVERNMENT AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association — (Continued)
4.00%, 08/01/2029 Pool #MA0142	33,718	36,382
5.50%, 04/01/2037 Pool #AD0249	38,280	43,355
7.00%, 04/01/2037 Pool #888366	10,307	12,278
5.00%, 10/01/2039 Pool #AC3237	81,799	91,665
5.25%, 09/15/2016	295,000	296,702
5.00%, 02/13/2017	200,000	204,827
1.13%, 04/27/2017	205,000	205,874
5.38%, 06/12/2017	550,000	572,606
1.13%, 07/20/2018	730,000	735,224

		2,307,320

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,291,578)		4,324,546

U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Notes — 22.5%
0.50%, 07/31/2017	490,000	489,579
0.63%, 05/31/2017	890,000	890,504
0.63%, 08/31/2017	1,105,000	1,105,194
0.63%, 09/30/2017	720,000	720,071
0.63%, 11/30/2017	1,100,000	1,100,086
0.63%, 04/30/2018	2,140,000	2,138,829
0.75%, 06/30/2017	500,000	500,791
0.75%, 10/31/2017	1,405,000	1,407,277
0.75%, 12/31/2017	1,000,000	1,001,641

See accompanying Notes to the Quarterly Portfolio of Investments.

9

PEMBERWICK FUND

Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

	Par Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
0.75%, 02/28/2018	450,000	450,721
0.88%, 11/30/2016	300,000	300,535
0.88%, 12/31/2016	410,000	410,879
0.88%, 01/31/2017	1,000,000	1,002,301
0.88%, 02/28/2017	400,000	400,978
0.88%, 04/30/2017	675,000	676,790
0.88%, 01/31/2018	920,000	923,163
0.88%, 07/15/2018	505,000	507,022
0.88%, 05/15/2019	180,000	180,636
0.88%, 07/31/2019	755,000	757,610
1.00%, 08/31/2016	160,000	160,107
1.00%, 09/30/2016	790,000	790,963
1.00%, 10/31/2016	1,220,000	1,222,214
1.00%, 03/31/2017	1,170,000	1,173,970
1.00%, 05/31/2018	1,115,000	1,121,729
1.00%, 06/30/2019	380,000	382,731
1.00%, 08/31/2019	615,000	619,000
1.00%, 09/30/2019	740,000	744,610
1.13%, 03/31/2020	300,000	302,771
1.25%, 10/31/2018	1,645,000	1,665,306
1.25%, 11/30/2018	700,000	708,900
1.25%, 01/31/2019	1,585,000	1,606,206
1.25%, 01/31/2020	850,000	861,489
1.38%, 07/31/2018	1,200,000	1,216,852
1.38%, 02/28/2019	380,000	386,360
1.38%, 01/31/2020	200,000	203,559
1.38%, 02/29/2020	200,000	203,543
1.38%, 04/30/2020	300,000	305,332
1.38%, 08/31/2020	250,000	254,302
1.38%, 01/31/2021	150,000	152,446
1.50%, 08/31/2018	430,000	437,340
1.50%, 12/31/2018	460,000	468,805
1.50%, 01/31/2019	1,150,000	1,172,281

	Par Value($)	Value($)

U.S. TREASURY OBLIGATIONS — (Continued)
U.S. Treasury Notes — (Continued)
1.50%, 02/28/2019	355,000	362,107
1.50%, 05/31/2019	1,395,000	1,424,453
1.50%, 10/31/2019	200,000	204,352
1.50%, 11/30/2019	200,000	204,395
1.50%, 05/31/2020	150,000	153,352
1.63%, 03/31/2019	740,000	757,431
1.63%, 04/30/2019	1,695,000	1,735,919
1.63%, 06/30/2019	200,000	204,965
1.75%, 09/30/2019	150,000	154,424
1.75%, 10/31/2020	250,000	258,086
1.88%, 09/30/2017	280,000	284,151
1.88%, 10/31/2017	455,000	462,082
2.00%, 11/30/2020	240,000	250,326
2.25%, 07/31/2018	180,000	185,695
2.38%, 07/31/2017	300,000	305,320
3.00%, 09/30/2016	380,000	381,708
3.13%, 01/31/2017	90,000	91,206
3.25%, 12/31/2016	200,000	202,387
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,462,213)		38,747,782

TOTAL INVESTMENTS - 88.3% (Cost $151,260,147)*		152,218,260
OTHER ASSETS IN EXCESS OF LIABILITIES - 11.7%		20,240,797

NET ASSETS - 100.0%		$172,459,057

See accompanying Notes to the Quarterly Portfolio of Investments.

10

PEMBERWICK FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$151,260,147

Gross unrealized appreciation	$978,576
Gross unrealized depreciation	(20,463)

Net unrealized appreciation	$958,113

(a)	Variable or Floating Rate Security. Rate shown is as of July 31, 2016.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	Multi-Step Coupon. Rate disclosed is as of July 31, 2016.

LLC	Limited Liability Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduit

See accompanying Notes to the Quarterly Portfolio of Investments.

11

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Pemberwick Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m., Eastern time) on each day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be value at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such securities in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – the inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

12

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s assets carried at fair value:

	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes	$107,248,902	$—	$ 107,248,902	$—
Collateralized Mortgage Obligations	1,897,030	—	1,897,030	—
U.S. Government Agency Obligations	4,324,546	—	4,324,546	—
U.S. Treasury Obligations	38,747,782	—	38,747,782	—

Total Investments*	$152,218,260	$—	$ 152,218,260	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

13

PEMBERWICK FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund has an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

14

POLEN GROWTH FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.1%
Apparel Stores — 5.4%
TJX Cos., Inc. (The)	779,028	$63,662,168

Biotechnology — 8.3%
Celgene Corp.*	467,417	52,439,513
Regeneron Pharmaceuticals, Inc.*	109,290	46,461,365

		98,900,878

Business Services — 4.6%
Automatic Data Processing, Inc.	614,943	54,699,180

Consumer Electronics — 3.6%
Apple, Inc.	405,667	42,274,558

Credit Services — 9.3%
Mastercard, Inc., Class A	235,038	22,385,019
Visa, Inc., Class A	1,128,264	88,061,005

		110,446,024

Discount Stores — 1.9%
Dollar General Corp.	244,165	23,132,192

Footwear & Accessories — 6.2%
NIKE, Inc., Class B	1,331,709	73,909,850

Industrial Distribution — 1.8%
Fastenal Co.	512,759	21,920,447

Information Technology Services — 8.5%
Accenture PLC, Class A	516,592	58,276,744
Gartner, Inc.*	428,057	42,912,714

		101,189,458

Internet Content & Information — 17.5%
Alphabet, Inc., Class A*	67,270	53,233,442
Alphabet, Inc., Class C*	99,475	76,475,385
Facebook, Inc., Class A*	629,713	78,046,629

		207,755,456

	Number of Shares	Value

COMMON STOCKS — (Continued)
Leisure — 5.3%
Priceline Group, Inc. (The)*	47,028	$63,525,893

Medical Devices — 1.7%
Align Technology, Inc.*	233,402	20,807,788

Packaged Foods — 4.5%
Nestle SA, SP ADR	670,250	53,774,158

Restaurants — 5.9%
Starbucks Corp.	1,219,048	70,765,736

Software Application — 4.5%
Adobe Systems, Inc.*	541,230	52,964,768

Software Infrastructure — 4.8%
Oracle Corp.	1,382,521	56,738,662

Specialty Retail — 4.3%
O’Reilly Automotive, Inc.*	175,436	50,986,965

TOTAL COMMON STOCKS (Cost $979,696,832)		1,167,454,181

TOTAL INVESTMENTS - 98.1% (Cost $979,696,832)**		1,167,454,181
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		22,289,915

NET ASSETS - 100.0%		$1,189,744,096

See accompanying Notes to the Quarterly Portfolio of Investments.

1

POLEN GROWTH FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$979,696,832

Gross unrealized appreciation	$187,757,349
Gross unrealized depreciation	—

Net unrealized appreciation	$187,757,349

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

POLEN GLOBAL GROWTH FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 88.0%
Australia — 2.7%
CSL Ltd.	4,599	$412,413

Cayman Islands — 6.2%
Alibaba Group Holding, Ltd. SP ADR*	4,003	330,167
Tencent Holdings, Ltd.	25,700	620,735

		950,902

China — 1.8%
Baidu, Inc., SP ADR*	1,752	279,619

Denmark — 1.8%
Novo Nordisk A/S, SP ADR	4,909	279,666

France — 2.9%
Essilor International SA	3,554	455,225

Hong Kong — 3.4%
AIA Group, Ltd.	84,000	523,252

Ireland — 3.7%
Accenture PLC, Class A	5,125	578,151

Israel — 2.2%
Check Point Software Technologies, Ltd.*	4,400	338,272

Switzerland — 7.2%
Nestle SA, Registered Shares	9,619	770,796
SGS SA, Registered Shares	151	334,049

		1,104,845

United Kingdom — 2.6%
Reckitt Benckiser Group PLC	4,118	399,283

United States — 53.5%
Adobe Systems, Inc.*	4,702	460,138
Align Technology, Inc.*	3,623	322,990
Alphabet, Inc., Class C*	1,124	863,883
Apple, Inc.	2,923	304,606
Automatic Data Processing, Inc.	5,206	463,074
Celgene Corp.*	2,323	260,617

	Number of Shares	Value

COMMON STOCKS — (Continued)
United States — (Continued)
Facebook, Inc., Class A*	4,828	$598,382
Fastenal Co.	7,766	331,996
Mastercard, Inc., Class A	4,461	424,866
NIKE, Inc., Class B	12,365	686,258
O’Reilly Automotive, Inc.*	2,376	690,537
Priceline Group, Inc. (The)*	284	383,630
Regeneron Pharmaceuticals, Inc.*	1,123	477,410
Starbucks Corp.	11,250	653,062
TJX Cos, Inc. (The)	6,812	556,677
Visa, Inc., Class A	10,016	781,749

		8,259,875

TOTAL COMMON STOCKS (Cost $12,548,623)		13,581,503

TOTAL INVESTMENTS - 88.0% (Cost $12,548,623)**		13,581,503
OTHER ASSETS IN EXCESS OF LIABILITIES - 12.0%		1,845,109

NET ASSETS - 100.0%		$15,426,612

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$12,548,623

Gross unrealized appreciation	$1,194,999
Gross unrealized depreciation	(162,119)

Net unrealized appreciation	$1,032,880

PLC	Public Limited Corporation
SP ADR	Sponsored American Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

3

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Polen Growth Fund and Polen Global Growth Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds’ equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of each Fund. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward exchange contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Securities listed on a non-U.S exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the time of valuation, as provided by an independent pricing service approved by the Board of Trustees.

4

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1	—	quoted prices in active markets for identical securities;

●	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Polen Global Growth Fund calculates its NAV (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. As a result, the Polen Global Growth Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Funds’ investments carried at fair value:

Funds	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Polen Growth Fund
Investments in Securities*	$1,167,454,181	$1,167,454,181	$—	$—

5

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

			Level 2
			Other	Level 3
	Total Value	Level 1	Significant	Significant
	at	Quoted	Observable	Unobservable
Funds	07/31/16	Price	Inputs	Inputs
Polen Global Growth Fund
Australia	$412,413	$—	$412,413	$—
Cayman Islands	950,902	330,167	620,735	—
China	279,619	279,619	—	—
Denmark	279,666	279,666	—	—
France	455,225	—	455,225	—
Hong Kong	523,252	—	523,252	—
Ireland	578,151	578,151	—	—
Israel	338,272	338,272	—	—
Switzerland	1,104,845	—	1,104,845	—
United Kingdom	399,283	—	399,283	—
United States	8,259,875	8,259,875	—	—

Total	$13,581,503	$10,065,750	$3,515,753	$—

* Please refer to Portfolio of Investments for details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values each Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose

6

POLEN FUNDS

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when each Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

7

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 90.7%
Consumer Discretionary — 24.5%
American Public Education, Inc.*	88,425	$2,532,492
Ascena Retail Group, Inc.* .	179,650	1,460,554
Cabela’s, Inc.*	36,120	1,864,876
Carrols Restaurant Group, Inc.*	210,300	2,546,733
Fiesta Restaurant Group, Inc.*	34,745	776,203
Fogo De Chao, Inc.*	78,820	1,074,317
Gildan Activewear, Inc. (Canada)	69,850	2,047,304
GNC Holdings, Inc., Class A	40,375	824,054
Jamba, Inc.*	120,713	1,303,700
Rent-A-Center, Inc.	60,000	648,000
Stoneridge, Inc.*	142,717	2,380,519
Visteon Corp.	35,660	2,499,409

		19,958,161

Consumer Staples — 2.7%
SpartanNash Co.	68,925	2,171,138

Energy — 0.5%
Golar LNG, Ltd. (Bermuda)	25,200	427,392

Financials — 23.0%
Charter Financial Corp.	99,000	1,290,960
INTL FCStone, Inc.*	97,083	2,828,999
KKR & Co. LP	221,620	3,200,193
Northrim Bancorp, Inc.	29,700	843,480
Oceanfirst Financial Corp.	47,460	895,096
Old National Bancorp	74,560	981,210
Oppenheimer Holdings, Inc., Class A	98,434	1,549,351

	Number of Shares	Value

COMMON STOCKS — (Continued)
Financials — (Continued)
Raymond James Financial, Inc.	37,600	$2,064,240
Seacoast Banking Corp. Of Florida*	53,000	846,410
State Bank Financial Corp.	56,500	1,236,220
Suffolk Bancorp	16,500	543,015
Synovus Financial Corp.	42,014	1,278,906
Valley National Bancorp	65,059	590,085
Willis Towers Watson PLC (Ireland)	4,728	584,475

		18,732,640

Health Care — 10.9%
Alere, Inc.*	51,750	1,940,625
Allergan PLC (Ireland)*	9,512	2,406,060
Universal Health Services, Inc., Class B	13,900	1,800,467
Valeant Pharmaceuticals International, Inc. (Canada)*	30,950	690,185
Zimmer Holdings, Inc.	15,375	2,016,278

		8,853,615

Industrials — 4.5%
Aerojet Rocketdyne Holdings, Inc.*	62,450	1,177,807
Air Transport Services Group, Inc.*	125,900	1,823,032
Triumph Group, Inc.	21,585	665,465

		3,666,304

Information Technology — 13.4%
Avid Technology, Inc.*	100,000	651,000
CA, Inc.	48,732	1,688,564
Electro Rent Corp.	106,880	1,653,433
Everi Holdings, Inc.*	400,271	760,515

See accompanying Notes to the Quarterly Portfolio of Investments.

1

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — (Continued)
Imation Corp.*	184,640	$193,872
Mentor Graphics Corp.	110,290	2,355,794
Quantum Corp.*	1,489,078	908,337
Quinstreet, Inc.*	309,174	1,122,302
VASCO Data Security International, Inc.*	94,530	1,579,596

		10,913,413

Materials — 7.5%
Celanese Corp., Class A	16,525	1,048,016
Pope Resources LP	12,100	797,088
Real Industry, Inc.*	224,200	1,757,728
Tronox Ltd., Class A (Australia)	391,475	2,540,673

		6,143,505

Utilities — 3.7%
National Fuel Gas Co.	52,765	2,981,750

TOTAL COMMON STOCKS (Cost $65,222,713)		73,847,918

	Par Value	Value

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bill(a) 0.25% 10/27/2016	$2,000,000	$1,998,762

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,998,900)		1,998,762

TOTAL INVESTMENTS - 93.2% (Cost $67,221,613)**		75,846,680
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.8%		5,524,219

NET ASSETS - 100.0%		$81,370,899

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$67,221,613

Gross unrealized appreciation	$17,346,805
Gross unrealized depreciation	(8,721,738)

Net unrealized appreciation	$8,625,067

(a)	Rate disclosed represents the yield-to-maturity as of July 31, 2016

PLC Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Private Capital Management Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Common Stocks*	$73,847,918	$73,847,918	$—	$—
US Treasury Obligations	1,998,762	—	1,998,762	—

Total Assets	$75,846,680	$73,847,918	$1,998,762	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3.

4

PRIVATE CAPITAL MANAGEMENT VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

QUALITY DIVIDEND FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 97.0%
Aerospace & Defense — 3.8%
Boeing Co. (The)	18,414	$2,461,215

Beverages — 3.5%
Coca-Cola Co. (The)	53,321	2,326,395

Chemicals — 3.9%
Dow Chemical Co. (The)	47,829	2,566,983

Commercial Banks — 7.5%
JPMorgan Chase & Co.	39,055	2,498,348
Wells Fargo & Co.	51,004	2,446,662

		4,945,010

Communications Equipment — 3.8%
Cisco Systems, Inc.	82,561	2,520,587

Containers & Packaging — 4.0%
International Paper Co.	56,845	2,604,070

Diversified Telecommunication Services — 7.7%
AT&T, Inc.	59,235	2,564,283
Verizon Communications, Inc.	44,928	2,489,461

		5,053,744

Electric Utilities — 7.5%
Duke Energy Corp.	28,885	2,472,267
Southern Co. (The)	46,010	2,461,535

		4,933,802

Food Products — 4.4%
Archer-Daniels-Midland Co.	63,715	2,872,272

Hotels, Restaurants & Leisure — 3.8%
McDonald’s Corp.	20,922	2,461,473

Household Products — 3.8%
Procter & Gamble Co. (The)	28,884	2,472,182

	Number of Shares	Value

COMMON STOCKS — (Continued)
Multiline Retail — 7.9%
Kohl’s Corp.	62,937	$2,617,550
Target Corp.	33,825	2,548,037

		5,165,587

Oil, Gas & Consumable Fuels — 3.9%
Spectra Energy Corp.	70,823	2,547,503

Pharmaceuticals — 11.7%
AbbVie, Inc.	38,346	2,539,656
Johnson & Johnson	20,645	2,585,373
Pfizer, Inc.	68,163	2,514,533

		7,639,562

REITs — 11.9%
Digital Realty Trust, Inc.	25,844	2,699,664
Omega Healthcare Investors, Inc.	72,246	2,492,487
Welltower, Inc.	32,701	2,594,170

		7,786,321

Software — 4.1%
Microsoft Corp.	47,341	2,683,288

Tobacco — 3.8%
Philip Morris International, Inc.	25,080	2,514,521

TOTAL COMMON STOCKS (Cost $54,905,107)		63,554,515

See accompanying Notes to the Quarterly Portfolio of Investments.

1

QUALITY DIVIDEND FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

	Number of Shares	Value

EXCHANGE TRADED FUND — 1.9%
SPDR S&P Dividend ETF	14,110	$1,217,552

TOTAL EXCHANGE TRADED FUND (Cost $1,092,081)		1,217,552

TOTAL INVESTMENTS - 98.9% (Cost $55,997,188)*		64,772,067

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		724,217

NET ASSETS - 100.0%		$65,496,284

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$55,997,188

Gross unrealized appreciation	$9,066,602
Gross unrealized depreciation	(291,723)

Net unrealized appreciation	$8,774,879

REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

2

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The Quality Dividend Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$64,772,067	$64,772,067	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

3

QUALITY DIVIDEND FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 99.0%
Consumer Discretionary — 41.6%
Best Buy Co., Inc.	429,680	$14,437,248
Coach, Inc.	331,992	14,312,175
GameStop Corp., Class A	438,714	13,578,198
Gannett Co., Inc.	837,391	10,685,109
Gap, Inc. (The)	542,461	13,990,069
Garmin Ltd. (Switzerland)	326,462	17,736,681
Kohl’s Corp.	298,311	12,406,755
L Brands, Inc.	160,718	11,877,060
Macy’s, Inc.	326,052	11,682,443
Mattel, Inc.	400,549	13,370,326
Staples, Inc.	1,174,017	10,906,618
Tupperware Brands Corp.	225,317	14,122,870
Viacom, Inc., Class B	340,554	15,484,990

		174,590,542

Consumer Staples — 4.3%
Nu Skin Enterprises, Inc., Class A	337,710	18,033,714

Energy — 6.6%
Chevron Corp.	134,307	13,763,781
Exxon Mobil Corp.	155,482	13,830,124

		27,593,905

Health Care — 10.2%
AbbVie, Inc.	221,270	14,654,712
Merck & Co., Inc.	233,699	13,708,783
Pfizer, Inc.	398,082	14,685,245

		43,048,740

Industrials — 12.9%
Boeing Co. (The)	101,172	13,522,650
Caterpillar, Inc.	174,011	14,401,150
Pitney Bowes, Inc.	613,741	11,851,339
RR Donnelley & Sons Co.	799,612	14,329,047

		54,104,186

	Number of Shares	Value

COMMON STOCKS — (Continued)
Information Technology — 16.9%
CA, Inc.	430,682	$14,923,131
Cisco Systems, Inc.	467,232	14,264,593
Intel Corp.	409,033	14,258,890
International Business Machines Corp.	86,625	13,913,708
Western Digital Corp.	285,556	13,566,766

		70,927,088

Telecommunication Services — 6.5%
Centurylink, Inc.	430,114	13,522,784
Verizon Communications, Inc.	247,943	13,738,522

		27,261,306

TOTAL COMMON STOCKS (Cost $385,299,894)		415,559,481

SHORT-TERM INVESTMENT — 0.8%
Money Market Fund — 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24%(a)	3,470,089	3,470,089

TOTAL SHORT-TERM INVESTMENT (Cost $3,470,089)		3,470,089

TOTAL INVESTMENTS - 99.8% (Cost $388,769,983)*		419,029,570
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		957,564

NET ASSETS - 100.0%		$419,987,134

See accompanying Notes to the Quarterly Portfolio of Investments.

1

SKYBRIDGE DIVIDEND VALUE FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$388,769,983

Gross unrealized appreciation	$37,508,375
Gross unrealized depreciation	(7,248,788)

Net unrealized depreciation	$30,259,587

(a)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2016.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The SkyBridge Dividend Value Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/16	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$415,559,481	$415,559,481	$—	$—
Short-Term Investment	3,470,089	3,470,089	—	—

Total Investments	$419,029,570	$419,029,570	$—	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

4

SKYBRIDGE DIVIDEND VALUE FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — 98.8%
Australia — 3.2%
BHP Billiton, Ltd.	103,400	$1,532,610

Belgium — 1.5%
KBC Groep NV*	14,120	733,982

Brazil — 1.4%
Banco Bradesco SA, ADR	74,700	649,890

Canada — 2.8%
Alimentation Couche-Tard, Inc., Class B	29,200	1,320,167

China — 5.6%
NetEase, Inc., ADR	4,800	980,496
Tencent Holdings Ltd.	70,300	1,697,965

		2,678,461

Denmark — 6.1%
Novo Nordisk AS, Class B	30,600	1,740,108
Vestas Wind Systems AS	16,800	1,174,502

		2,914,610

Finland — 2.1%
Sampo Oyj, Class A	24,555	1,017,162

France — 5.7%
Thales SA	13,900	1,266,013
TOTAL SA	29,500	1,418,775

		2,684,788

Germany — 2.2%
Hannover Rueck SE	10,310	1,054,558

Hong Kong — 3.4%
AIA Group Ltd.	260,000	1,619,590

Indonesia — 3.3%
Bank Rakyat Indonesia Persero Tbk PT	1,795,400	1,585,841

	Number of Shares	Value

COMMON STOCKS — (Continued)
Israel — 3.3%
NICE-Systems Ltd., SP ADR	22,900	$1,572,085

Japan — 16.4%
Century Tokyo Leasing Corp.	18,800	651,402
Cyberagent, Inc.	27,500	1,552,869
Daito Trust Construction Co. Ltd.	4,700	789,222
ITOCHU Corp.	120,800	1,369,613
Murata Manufacturing Co., Ltd.	8,100	989,024
ORIX Corp.	84,600	1,187,240
Start Today Co., Ltd.	25,900	1,234,267

		7,773,637

Luxembourg — 3.9%
ArcelorMittal*	288,100	1,866,285

Netherlands — 3.1%
Koninklijke Ahold NV	60,612	1,447,064

Poland — 2.9%
KGHM Polska Miedz SA	67,500	1,363,241

Singapore — 2.7%
DBS Group Holdings Ltd.	109,000	1,260,133

Sweden — 4.9%
Electrolux AB, Class B	53,000	1,435,889
SKF AB, Class B	54,850	869,003

		2,304,892

Switzerland — 6.2%
Givaudan SA	685	1,406,813
Nestle SA, SP ADR	19,250	1,544,428

		2,951,241

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV INTERNATIONAL EQUITY FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

	Number of Shares	Value

COMMON STOCKS — (Continued)
Taiwan — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	43,300	$1,202,874

Thailand — 2.9%
Bangkok Bank PCL	274,800	1,353,244

United Kingdom — 12.7%
ASOS PLC*	19,500	1,164,199
BP PLC	297,500	1,683,153
Intertek Group PLC	32,700	1,568,833
LyondellBasell Industries NV, Class A	10,700	805,282
Regus PLC	205,700	831,206

		6,052,673

TOTAL COMMON STOCKS (Cost $40,728,825)		46,939,028

TOTAL INVESTMENTS - 98.8% (Cost $40,728,825)**		46,939,028
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		557,698

NET ASSETS - 100.0%		$47,496,726

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$40,728,825

Gross unrealized appreciation	$6,546,608
Gross unrealized depreciation	(336,405)

Net unrealized depreciation	$6,210,203

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV International Equity Fund’s (The “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Shelton Capital Management (“Shelton” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

3

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$1,532,610	$—	$1,532,610	$—
Belgium	733,982	—	733,982	—
Brazil	649,890	649,890	—	—
Canada	1,320,167	1,320,167	—	—
China	2,678,461	980,496	1,697,965	—
Denmark	2,914,610	—	2,914,610	—
Finland	1,017,162	—	1,017,162	—
France	2,684,788	—	2,684,788	—
Germany	1,054,558	—	1,054,558	—
Hong Kong	1,619,590	—	1,619,590	—
Indonesia	1,585,841	—	1,585,841	—
Israel	1,572,085	1,572,085	—	—
Japan	7,773,637	—	7,773,637	—
Luxembourg	1,866,285	—	1,866,285	—
Netherlands	1,447,064	—	1,447,064	—
Poland	1,363,241	—	1,363,241	—
Singapore	1,260,133	—	1,260,133	—
Sweden	2,304,892	—	2,304,892	—
Switzerland	2,951,241	1,544,428	1,406,813	—
Taiwan	1,202,874	1,202,874	—	—
Thailand	1,353,244	—	1,353,244	—
United Kingdom	6,052,673	805,282	5,247,391	—

Total Investments	$46,939,028	$8,075,222	$38,863,806	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period;

4

WHV INTERNATIONAL EQUITY FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, accounting principles generally accepted in the United States of America (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Portfolio of Investments

July 31, 2016

(Unaudited)

	Par Value	Value

CORPORATE BONDS AND NOTES — 93.6%
Biotechnology — 4.3%
Concordia Healthcare Corp. (Canada) 9.50%, 10/21/2022 (a)	$1,250,000	$1,140,625

Computers — 13.7%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 7.13%, 06/15/2024 (a)	1,250,000	1,344,966
Western Digital Corp. 10.50%, 04/01/2024 (a)	2,000,000	2,252,500

		3,597,466

Distribution/Wholesale — 5.0%
HD Supply, Inc. 7.50%, 07/15/2020	1,250,000	1,306,250

Diversified Financial Services — 3.5%
Jefferies Finance, LLC 7.50%, 04/15/2021 (a)	1,000,000	920,000

Environmental Control — 9.4%
ADS Waste Holdings, Inc. 8.25%, 10/01/2020	1,215,000	1,257,525
Casella Waste Systems, Inc. 7.75%, 02/15/2019	1,204,000	1,228,080

		2,485,605

Healthcare-Products — 11.6%
DJO Finance, LLC / DJO Finance Corp. 8.13%, 06/15/2021 (a)	2,000,000	1,820,000
Kinetic Concepts, Inc. / KCI USA, Inc. 12.50%, 11/01/2019	1,250,000	1,225,000

		3,045,000

Healthcare-Services — 7.2%
Community Health Systems, Inc. 6.88%, 02/01/2022	1,000,000	860,000
Tenet Healthcare Corp. 8.13%, 04/01/2022	1,000,000	1,032,500

		1,892,500

Holding Companies-Diversified — 5.0%
Argos Merger Sub, Inc. 7.13%, 03/15/2023 (a)	1,250,000	1,306,250

Machinery-Construction & Mining — 3.5%
BlueLine Rental Finance Corp. 7.00%, 02/01/2019 (a)	1,000,000	920,000

Media — 5.1%
Univision Communications, Inc. 8.50%, 05/15/2021 (a)	37,000	38,837

	Par Value	Value

CORPORATE BONDS AND NOTES — (Continued)
Media — (Continued)
WideOpenwest Finance, LLC / WideOpenwest Capital Corp. 10.25%, 07/15/2019	$1,250,000	$1,301,562

		1,340,399

Retail — 3.2%
Neiman Marcus Group Ltd., LLC 8.00%, 10/15/2021 (a)	1,000,000	847,600

Software — 4.9%
First Data Corp. 7.00%, 12/01/2023 (a)	1,250,000	1,285,938

Telecommunications — 17.2%
Altice Luxembourg SA 7.63%, 02/15/2025 (a)	1,500,000	1,475,625
Frontier Communications Corp., Sr. Unsec. Notes 11.00%, 09/15/2025	1,500,000	1,601,250
Sprint Corp. 7.63%, 02/15/2025	500,000	446,250
Wind Acquisition Finance SA (Luxembourg) 7.38%, 04/23/2021 (a)	1,000,000	995,000

		4,518,125

TOTAL CORPORATE BONDS AND NOTES (Cost $23,533,083)		24,605,758

	Contracts
OPTIONS PURCHASED — 0.0%
Put Options — 0.0%
iShares iBoxx $ High Yield Corporation Bond ETF Expires 08/19/2016 Strike Price $82	300	4,200

TOTAL OPTIONS PURCHASED (Cost $34,263)		4,200

See accompanying Notes to the Quarterly Portfolio of Investments.

1

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

	Number of Shares	Value
REGISTERED INVESTMENT COMPANY — 5.7%
Dreyfus Cash Management - Institutional Shares 0.24%(b)	1,497,821	$1,497,821

TOTAL REGISTERED INVESTMENT COMPANY (Cost $1,497,821)		1,497,821

TOTAL INVESTMENTS - 99.3%		26,107,779

(Cost $25,065,167) *

OPTIONS WRITTEN — (0.0)%
Put Options — (0.0)%
iShares iBoxx $ High Yield Corporation Bond ETF Expires 08/19/2016 Strike Price $78	(300)	(300)

TOTAL OPTIONS WRITTEN (Premium received $9,339)		(300)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		183,899

NET ASSETS - 100.0%		$26,291,378

*	The cost and unrealized appreciation and unrealized depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis are as follows:

Aggregate cost	$25,065,167

Gross unrealized appreciation	$1,225,648
Gross unrealized depreciation	(183,036)

Net unrealized appreciation	$1,042,612

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2016, these securities amounted to $14,347,341 or 54.6% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2016.

See accompanying Notes to the Quarterly Portfolio of Investments.

2

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments

July 31, 2016

(Unaudited)

A. Portfolio Valuation

Portfolio Valuation — The WHV/Acuity Tactical Credit Long/Short Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities held by the Fund are valued at their last sale price on the NYSE on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the last asked price and the last bid price prior to the market close. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the last asked price and the last bid price prior to market close. The value of such securities quoted on the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system, but not listed on the National Market System, shall be valued at the mean between closing asked price and the closing bid price. Unlisted securities that are not quoted on NASDAQ and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Trust’s Board of Trustees. Options are valued at last sale price. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	quoted prices in active markets for identical securities;

● Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value of the Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

The following is a summary of the inputs used, as of July 31, 2016, in valuing the Fund’s investments carried at fair value:

	Total Value at 07/31/16	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Corporate Bonds and Notes	$24,605,758	$—	$24,605,758	$—
Purchased Options on Equity Contracts	4,200	4,200	—	—
Registered Investment Company	1,497,821	1,497,821	—	—

Total Assets	$26,107,779	$1,502,021	$24,605,758	$—

Liabilities:
Written Options on Equity Contracts	(300)	(300)	—	—

Total Liabilities	$(300)	$(300)	$—	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2016, there were no transfers between Levels 1, 2 and 3 for the Funds.

Short Sales — A Fund’s short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

4

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Continued)

July 31, 2016

(Unaudited)

Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Fund will comply with guidelines established by the Security and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

Options Purchased — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against the values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge the values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter (“OTC”) options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of July 31, 2016, all of the Fund’s written options are exchange-traded options.

The Fund had transactions in written options for the period ended July 31, 2016 as follows:

	Number of Contracts	Premium
Outstanding, April 30, 2016	350	$ 16,785
Put Options Written	300	9,339
Put Options Expired	(350)	(16,785)
Outstanding, July 31, 2016	300	$ 9,339

As of July 31, 2016, the Fund has options written valued at ($300).

For the period ended July 31, 2016, the Fund’s average quarterly volume of derivatives was as follows:

Purchased Options (Cost)	Written Options (Proceeds)
$45,051	$(13,062)

5

WHV/ACUITY TACTICAL CREDIT LONG/SHORT FUND

Notes to the Quarterly Portfolio of Investments (Concluded)

July 31, 2016

(Unaudited)

Payment-In-Kind Securities — The Fund may invest in payment-in-kind securities (“PIK”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates, interest rates, and associated risks as the original bonds. For the period ended July 31, 2016, there were no in-kind payments received by the Fund with respect to PIK securities.

Debt Investment Risk — Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)* /s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date 9/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date 9/27/2016

By (Signature and Title)* /s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date 9/27/2016

*	Print the name and title of each signing officer under his or her signature.